                                                                        Reg. No. 2-49887

                                                                        File No.  811-2454

Oppenheimer
Money Market Fund, Inc.

Prospectus dated September 24, 2002

                                                             Oppenheimer  Money Market  Fund,  Inc. is a money market
                                                             mutual  fund.  Its goal is to seek the  maximum  current
                                                             income that is consistent  with  stability of principal.
                                                             The Fund  invests  in  short-term,  high-quality  "money
                                                             market" instruments.
                                                                      This Prospectus contains important  information
                                                             about the Fund's  objective,  its  investment  policies,
                                                             strategies  and  risks.   It  also  contains   important
                                                             information  about  how to buy and  sell  shares  of the
                                                             Fund  and  other  account  features.  Please  read  this
                                                             Prospectus  carefully  before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.

                                                    (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet WebSite
                  Retirement Plans

                  How to Sell Shares

                  By Wire
                  By Mail
                  By Telephone

                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund's  objective  is to seek the  maximum  current  income that is consistent with stability of principal.

WHAT DOES THE FUND  INVEST IN? The Fund is a money  market  fund.  It  invests in a variety of  high-quality  money market  instruments to seek income.  Money market  instruments are short-term debt  instruments  issued by the U.S.
government,  domestic and foreign  corporations and financial  institutions and other entities.  They include,  for example,  bank  obligations,  repurchase  agreements,  commercial  paper,  other  corporate  debt  obligations  and government debt obligations.

         To be considered  "high-quality,"  generally  they must be rated in one of the two highest  credit-quality categories for short-term  securities by  nationally-recognized  rating  services.  If unrated,  a security must be determined by the Fund's investment manager to be of comparable quality to rated securities.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for  investors who want to earn income at current money market rates while  preserving  the value of their  investment,  because the Fund tries to keep its share price  stable at
$1.00.  Income on  short-term  securities  tends to be lower than  income on longer  term debt  securities,  so the
Fund's  yield will likely be lower than the yield on  longer-term  fixed  income  funds.  The Fund also offers easy access to your  money  through  checkwriting  and wire  redemption  privileges.  The Fund does not  invest  for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  carry risks to some degree.  The Fund's  investments are subject to changes in their value from a number of  factors,  described  below.  There is also the risk that the  value of your  investment  could be eroded over  time by the  effects  of  inflation  and that poor  security  selection  by the  Fund's  investment  Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         There are risks that any of the Fund's  holdings  could have its credit rating  downgraded,  or the issuer could default,  or that interest  rates could rise sharply,  causing the value of the Fund's  investments  (and its share price) to fall.  As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

         An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share,  it is  possible  to lose  money by  investing  in the Fund.  If there is a high  redemption  demand for the
Fund's shares that was not  anticipated,  portfolio  securities  might have to be sold prior to their maturity at a loss.  Also,  there is the risk  that the value of your  investment  could be eroded  over time by the  effects  of inflation,  and that poor security  selection could cause the Fund to underperform  other funds that have a similar objective.

The Fund's Performance

The bar chart and table below show one measure of the risks of  investing  in the Fund,  by showing  changes in the
Fund's  performance  from year to year for the last ten  calendar  years and by showing  the average  annual  total returns for the 1-, 5- and 10- year  periods.  Variability  of returns is one measure of the risks of  investing in a money  market  fund.  The Fund's past  investment  performance  does not predict how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/02  through  6/30/02,  the cumulative  total return (not  annualized)  was 0.73%.  Expenses during  that period are not  representative  of expenses  during  current  periods,  as  explained  under "Fees and
Expenses of the Fund" below.  During the period shown in the bar chart,  the highest return (not  annualized) for a calendar  quarter was 1.52% (3rd & 4th Qtr `00) and the lowest return (not  annualized) for a calendar  quarter was
0.51% (4th Qtr `01).

   --------------------------------- -------------------- --------------------------- ---------------------------

   Average Annual Total
   Returns for the periods
   ended December 31, 2001                 1 Year                  5 Years                     10 Years

   --------------------------------- -------------------- --------------------------- ---------------------------
   --------------------------------- -------------------- --------------------------- ---------------------------

   Fund Shares                              3.73%                   4.84%                       4.43%

   --------------------------------- -------------------- --------------------------- ---------------------------

The  returns  measure the  performance  of a  hypothetical  account  and assume  that all  distributions  have been reinvested in additional shares.
The total  returns are not the Fund's  current  yield.  The Fund's yield more closely  reflects the Fund's  current earnings.  To obtain the Fund's  current  7-day yield  information,  please call the  Transfer  Agent  toll-free at
1.800.CALL.OPP (225.5677).

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for investment  management,  administration and other services.  Those expenses  are  subtracted  from the  Fund's  assets to  calculate  the  Fund's  net  asset  value  per  share.  All shareholders  therefore pay those expenses  indirectly.  The following  tables are meant to help you understand the fees and  expenses you may pay if you buy and hold shares of the Fund.  During the period  February 1, 2002 to July
30, 2002, the Manager,  OppenheimerFunds,  Inc.,  reimbursed  the Fund for $3,202,968 of its expenses.  Under a new investment  advisory  agreement  approved by  shareholders on July 29, 2002, no future expense  reimbursements  are anticipated.  For that  reason,  the  numbers in the two  expense  tables  below are based on the  Fund's  expenses during its fiscal year ended July 31, 2002, without taking into consideration these expense reimbursements.

Shareholder  Fees.  The Fund does not charge any  initial  sales  charge to buy  shares or to  reinvest  dividends.
There are no exchange  fees or  redemption  fees and no  contingent  deferred  sales  charges  (unless you buy Fund shares by  exchanging  Class A shares of other  Oppenheimer  funds  that were  purchased  subject  to a  contingent deferred sales charge, as described in "How to Sell Shares").

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

    ------------------------------------------------------- ----------------------------------------------------
    Management Fees                                         0.41%
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
    Distribution (12b-1) Fees                               None
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------

    Other Expenses                                          0.38%

    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------

    Total Annual Operating Expenses                         0.79%

    ------------------------------------------------------- ----------------------------------------------------

"Other  expenses" in the table include  transfer agent fees,  custodial fees, and accounting and legal expenses the
Fund pays. The Fund's  transfer agent has  voluntarily  agreed to limit transfer and  shareholder  servicing  agent fees to 0.35% per annum,  effective  October 1, 2001.  That  undertaking  may be amended or  withdrawn at any time.
Management  fees were 0.25% and total  operating  expenses  were 0.63% when  non-recurring  expense  reimbursements described above are taken into effect.

EXAMPLE.  The  following  example is intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual funds.

The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated and then redeem all of your shares at the end of those  periods.  The example  also assumes  that your  investment  has a 5% return each year and that the  Fund's  operating  expenses  remain  the same.  Your  actual  costs may be higher or lower, because  expenses will vary over time.  Based on these  assumptions  your expenses would be as follows,  whether or not you redeem your investment at the end of each period:

    ------------------------- ----------------------------- ---------------------------- -----------------------
             1 Year                     3 Years                       5 Years                   10 Years
    ------------------------- ----------------------------- ---------------------------- -----------------------
    ------------------------- ----------------------------- ---------------------------- -----------------------

              $81                         $252                         $439                       $978

    ------------------------- ----------------------------- ---------------------------- -----------------------

About the Fund's Investments

THE FUND'S PRINCIPAL  INVESTMENT  POLICIES.  The Fund invests in short-term money market securities meeting quality standards  established  by its Board of  Directors  as well as rules that  apply to money  market  funds  under the
Investment  Company Act. The Statement of Additional  Information  contains  more  detailed  information  about the
Fund's investment policies and risks.

         The Manager tries to reduce risks by  diversifying  investments and by carefully  researching  investments before they are purchased.  The rate of the Fund's income will vary from day to day,  generally  reflecting changes in overall short-term interest rates.  There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? Money market  instruments are  high-quality,  short-term debt  instruments.  They may have fixed,  variable or floating  interest rates.  All of the Fund's money market  investments must meet the special  quality  and  maturity  requirements  set under the  Investment  Company Act and the special standards set by the Fund's Board,  described  briefly  below.  The following is a brief  description  of the types of money market securities the Fund may invest in.

         o    U.S.  Government  Securities.  These include  obligations issued or guaranteed by the U.S. Government or any of its agencies or  instrumentalities.  Some are direct obligations of the U.S.  Treasury,  such as
         Treasury  bills,  notes and bonds,  and are  supported by the full faith and credit of the United  States.
         Other U.S.  government  securities,  such as pass-through  certificates  issued by the Government National
         Mortgage  Association  (Ginnie  Mae),  are  also  supported  by the  full  faith  and  credit  of the U.S.
         government.  Some  government  securities  agencies  or  instrumentalities  of  the  U.S.  government  are supported  by the right of the issuer to borrow  from the U.S.  Treasury,  such as  securities  of Federal
         National  Mortgage  Association  (Fannie  Mae).  Others  may  be  supported  only  by  the  credit  of the instrumentality, such as obligations of Federal Home Loan Mortgage Corporation (Freddie Mac).

         o    Bank   Obligations.   The  Fund  can  buy  time  deposits,   certificates  of  deposit  and  bankers'
         acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

         o    Commercial  Paper.  Commercial  paper is a  short-term,  unsecured  promissory  note of a domestic or foreign  company or other  financial  firm. The Fund may buy  commercial  paper only if it matures in nine months or less from the date of purchase.

         o    Corporate Debt  Obligations.  The Fund can invest in other  short-term  corporate  debt  obligations, besides  commercial  paper,  that at the time of purchase by the Fund meets the Fund's quality  standards, described below.

         o    Other Money  Market  Obligations.  The Fund may invest in money market  obligations  other than those listed  above if they are  subject to  repurchase  agreements  or  guaranteed  as to their  principal  and interest by a  corporation  whose  commercial  paper may be purchased  by the Fund or by a domestic  bank.
         The bank must meet credit criteria set by the Fund's Board of Directors.

         Additionally,  the Fund may buy other money market  instruments that its Board of Directors  approves from time to time. They must be U.S.  dollar-denominated  short-term  investments  that the Board must determine to have minimal credit risks.

         Currently,  the Board has  approved  the  purchase  of  dollar-denominated  obligations  of foreign  banks payable  in the U.S.  or in other  approved  locations,  floating  or  variable  rate  demand  notes,  asset-backed securities,  and bank loan participation  agreements.  Their purchase may be subject to restrictions adopted by the
Board from time to time.  That limitation does not apply to securities issued by foreign branches of U.S. banks.

WHAT CREDIT QUALITY AND MATURITY  STANDARDS APPLY TO THE FUND'S  INVESTMENTS?  Money market instruments are subject to credit  risk,  the risk that the issuer  might not make timely  payments  of  interest on the  security or repay principal  when it is due.  The Fund  may buy only  those  investments  that  meet  standards  set by the  Board of
Directors  and in the  Investment  Company Act for money  market  funds.  The Fund's  Board has adopted  evaluation procedures for the Fund's  portfolio,  and the Manager has the  responsibility  to implement those  procedures when selecting investments for the Fund.

         In general,  the Fund buys only high-quality  investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

         o        rated  in  one  of  the  two  highest   short-term  rating  categories  of  two  national  rating
                  organizations, or

         o        rated  by one  rating  organization  in one of its two  highest  rating  categories  (if only one rating organization has rated the investment), or

         o        unrated  investments,  subject to review by the Fund's  Board,  that the Manager  determines  are comparable in quality to the two highest rating categories.

         The  procedures  also limit the amount of the Fund's assets that can be invested in the  securities of any one issuer (other than the U.S. government,  its agencies and  instrumentalities),  to spread the Fund's investment risks.  A  security's  maturity  must not exceed 397 days.  Finally,  the Fund must  maintain an average  portfolio maturity of not more than 90 days, to reduce interest rate risks.

CAN THE  FUND'S  INVESTMENT  OBJECTIVE  AND  POLICIES  CHANGE?  The  Board of  Directors  of the  Fund  may  change non-fundamental  policies  without  shareholder  approval,  although  significant  changes  will  be  described  in amendments to this  Prospectus.  Fundamental  policies  cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The Fund's  investment  objective is a fundamental  policy.  Some  investment restrictions  that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the  Fund can  also  use the  investment  techniques  and strategies  described below. The Fund might not always use all of them.  These techniques  involve risks,  although some of them are  designed  to help  reduce  overall  investment  or market  risks.  The  Statement  of  Additional
Information contains more information about some of these practices.

Floating  Rate/Variable  Rate  Notes.  The Fund can  purchase  notes with  floating  or  variable  interest  rates.
         Variable  rates are adjustable at stated  periodic  intervals.  Floating rates are adjusted  automatically according to a specified  market rate or  benchmark,  such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased  only if it has a demand  feature.  That feature must permit the Fund to recover the  principal  amount of the note on not more than thirty  days' notice at any time, or at specified times not exceeding 397 days from purchase.

Obligations of Foreign Banks and Foreign  Branches of U.S.  Banks.  The Fund can invest in U.S.  dollar-denominated securities  of foreign  banks that are  payable in the U.S. or in other  locations  approved by the Fund's
         Board.  It  can  also  buy  dollar-denominated  securities  of  foreign  branches  of  U.S.  banks.  These securities have investment risks different from

         obligations  of  domestic  branches  of U.S.  banks.  Risks that may affect the bank's  ability to pay its debt include:
         o    political and economic developments in the country in which the bank or branch is located,
         o    imposition of withholding taxes on interest income payable on the securities,
         o    seizure or nationalization of foreign deposits,
         o    the establishment of exchange control regulations and
         o    the  adoption of other  governmental  restrictions  that might  affect the payment of  principal  and interest on those securities.

         Additionally,  not all of the U.S. and state  banking laws and  regulations  that apply to domestic  banks and that are designed to protect  depositors and investors  apply to foreign  branches of domestic  banks.  None of those U.S. and state regulations apply to foreign banks.

Bank Loan Participation Agreements.  The Fund can invest in bank loan participation agreements.  They provide the
         Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan.  In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

Asset-Backed  Securities.  The Fund can invest in  asset-backed  investments.  These are  fractional  interests  in pools of consumer loans and other trade  receivables,  which are the  obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Fund.

         These investments might be supported by a credit  enhancement,  such as a letter of credit, a guarantee or a  preference  right.  However,  the credit  enhancement  generally  applies  only to a fraction of the  security's value.  If the issuer of the security has no security  interest in the related  collateral,  there is the risk that the Fund could lose money if the issuer defaults.

Repurchase  Agreements.  The Fund may enter into  repurchase  agreements.  In a  repurchase  transaction,  the Fund buys a security  and  simultaneously  sells it to the vendor for  delivery  at a future  date.  Repurchase agreements  must be fully  collateralized.  However,  if the vendor  fails to pay the resale  price on the delivery  date,  the Fund may incur costs in  disposing of the  collateral  and may  experience  losses if there is any delay in its  ability  to do so.  There is no limit on the  amount of the  Fund's  net assets that may be subject to repurchase agreements of 7 days or less.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active  trading market,  making it  difficult  to value  them or  dispose  of them  promptly  at an  acceptable  price.  A restricted  security is one that has a contractual  limit on resale or which cannot be sold publicly until it is  registered  under  federal  securities  laws.  The Fund  will not  invest  more than 10% of its net assets in illiquid or restricted  securities.  That limit does not apply to certain restricted  securities that are eligible for resale to  qualified  institutional  purchasers.  The Manager  monitors  holdings of illiquid  securities  on an ongoing basis to determine  whether to sell any holdings to maintain  adequate liquidity.  Difficulty in selling a security may result in a loss to the Fund or additional costs.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles  its  day-to-day  business.  The Manager carries out its duties,  subject to the policies established by the Fund's Board of Directors,  under an investment advisory  agreement which states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment  advisor since  January 1960.  The Manager and its  subsidiaries and affiliates  managed more than $125 billion in assets as of June 30, 2002,  including  other  Oppenheimer  funds with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, NY 10018.

Portfolio  Managers.  Carol E. Wolf and Barry D. Weiss are the portfolio  managers and are Vice  Presidents of the  Fund.  They  are  the  persons  principally  responsible  for the  day-to-day  management  of the  Fund's portfolio.  Ms. Wolf has had this  responsibility  since  November  1988 and Mr. Weiss,  since July 2001.  Ms.
Wolf is a Senior Vice President of the Manager and Mr. Weiss is a Vice  President,  and each is an officer and portfolio  manager of other  Oppenheimer  funds.  Prior to joining  the  Manager as Senior  Credit  Analyst in
February,  2000, Mr. Weiss held the following  positions:  Associate  Director,  Fitch IBCA Inc. (April 1998 -
February 2000); News Director,  Fitch Investors Service (September 1996 - April 1998);  Senior Budget Analyst,
City of New York, Office of Management & Budget (February 1990 - September 1996).

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of
$1.5 billion.  The Fund's management fee for the fiscal year ended July 31, 2002 was 0.41% of the Fund's average annual net assets,  before taking into account  expense  reimbursements  of  $3,202,968  by the Manager  during the period  February 1, 2002 to July 30, 2002.  Under the Fund's current  investment  advisory  agreement,  approved by
Fund shareholders on July 29, 2002, no future expense reimbursements are anticipated.

About Your Account

How to Buy Shares?

HOW  DO  YOU  BUY  SHARES?  You  can  buy  shares  several  ways,  as  described  below.  The  Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint servicing agents to accept purchase (and redemption)  orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

         The Fund  intends to be as fully  invested as possible to maximize its yield.  Therefore,  newly-purchased shares normally will begin to accrue dividends after the Distributor  accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

Buying Shares Through Your Dealer.  You can buy shares through any dealer,  broker,  or financial  institution that has a sales  agreement  with the  Distributor.  Your dealer will place your order with the  Distributor on your behalf.

         o Guaranteed  Payment  Procedures.  Some  broker-dealers  may have  arrangements  with the  Distributor to enable  them to place  purchase  orders for shares on a regular  business  day and to  guarantee  that the
         Fund's  custodian  bank will receive  Federal Funds to pay for the shares by 2:00 P.M. on the next regular business  day.  The shares  will  start to accrue  dividends  starting  on the day the  Federal  Funds are received by 2:00 P.M.

  Buying Shares Through the Distributor.  Complete an  OppenheimerFunds  New Account Application and return it with a check  payable to  "OppenheimerFunds  Distributor,  Inc."  Mail it to P.O.  Box 5270,  Denver,  Colorado
         80217.  Your check  should be in U.S.  dollars and drawn on a U.S.  bank so that  dividends  will begin to accrue on the next regular  business day after the  Distributor  accepts your purchase order. If you don't list a dealer on the application,  the Distributor  will act as your agent in buying the shares.  However, we recommend that you discuss your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

         o Paying by Federal  Funds  Wire.  Shares  purchased  through the  Distributor  may be paid for by Federal
          Funds wire.  The  minimum  investment  is $2,500.  Before  sending a wire,  call the  Distributor's  Wire
          Department at  1.800.CALL.OPP  (1.800.225.5677)  to notify the  Distributor  of the wire,  and to receive further instructions.

         o  Buying  Shares  Through  OppenheimerFunds   AccountLink.  With  AccountLink,  you  pay  for  shares  by electronic  funds  transfers  from your bank account.  Shares are purchased for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House (ACH)  system.  You can provide those  instructions  automatically,  under  an  Asset  Builder  Plan,  described  below,  or by  telephone instructions  using  OppenheimerFunds  PhoneLink,  also described  below.  Please refer to  "AccountLink,"
         below  for more  details.  Dividends  begin to accrue on shares  purchased  this way on the  business  day after the Fund receives the ACH payment from your bank.

         o Buying Shares  Through Asset Builder  Plans.  You may purchase  shares of the Fund (and up to four other
         Oppenheimer  funds)  automatically  each month from your account at a bank or other financial  institution under an Asset  Builder  Plan with  AccountLink.  Details  are in the Asset  Builder  Application  and the
         Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum initial  investment of $1,000 and make additional investments  at any time with as little as $25  (effective  November 1, 2002,  the  additional  purchase  amount is
$50).  There are reduced minimum investments under special investment plans.

With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make
         initial and subsequent investments for as little as $25.  o        The minimum  additional  investment  in
any such plan  accounts  established  on or after  November 1, 2002 is $50. The minimum  additional  investment  to such plan  accounts  that were  established  prior to November  1, 2002 will  remain $25. To  establish a new Asset
Builder Plan account on or after November 1, 2002, you must first invest at least $500.

Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250.  If your IRA is started as an Asset Builder Plan, the $25 minimum applies.
Additional purchases may be for as little as o     $25. To establish  any type of IRA account on or after  November
1, 2002,  the minimum  investment  is $500.  The minimum  additional  investment  to any type of IRA account  after
November 1, 2002 is $50.

         The  minimum  investment  requirement  does not  apply  to  reinvesting  dividends  from the Fund or other
Oppenheimer  funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price,  which is the net asset value per share without any sales  charge.  The net asset value per share will normally  remain fixed at $1.00 per share.  However, there is no guarantee  the Fund will remain a stable net asset value of $1.00 per share.  The  offering  price that applies to a purchase  order is based on the next  calculation  of the net asset value per share that is made after the  Distributor  receives  the  purchase  order at its offices in  Colorado,  or after any agent  appointed by the
Distributor receives the order and sends it to the Distributor.

Net Asset  Value.  The Fund  calculates  the net asset value of shares of the Fund each day, at 4:00 P.M.,  on each day The New York  Stock  Exchange,  on each day the  Exchange  is open for  trading  (referred  to in this
         Prospectus as a "regular  business day").  The Exchange  normally  closes at 4:00 P.M.,  Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time."

         The net asset value per share is  determined  by dividing the value of the Fund's net assets  attributable to a class by the number of shares that are  outstanding.  Under a policy  adopted by the Fund's  Board of
         Directors, the Fund uses the amortized cost method to value its securities.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material  change in the value of such security,  the Fund's Board of Directors has authorized the Manager,  subject to the Board's  review,  to ascertain a fair value for such  security.  A security's  valuation may differ depending on the method used for determining value.

The Offering  Price.  To receive the  offering  price for a particular  day, in most cases the  Distributor  or its designated  agent  must  receive  your order by the time of day The New York Stock  Exchange  closes  that day.  If your order is received  on a day when the  Exchange  is closed or after it has closed,  the order will receive the next offering price that is determined after your order is received.

Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of
         The New York  Stock  Exchange  and  transmit  it to the  Distributor  so that it is  received  before  the
         Distributor's  close of business on a regular  business  day  (normally  5:00 P.M.) to receive  that day's offering price.  Otherwise, the order will receive the next offering price that is determined.

WHAT  CLASS OF SHARES  DOES THE FUND  OFFER?  The Fund  offers  investors  one class of  shares.  Those  shares are considered  to be Class A  shares  for the  purposes  of  exchanging  them or  reinvesting  dividends  among  other
Oppenheimer funds that offer more than one class of shares.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account  with an  account at a U.S.  bank or other financial institution.  It must be an Automated Clearing House (ACH) member.  AccountLink lets you:
             o transmit funds  electronically to purchase shares by telephone (through a service  representative or by PhoneLink) or automatically under Asset Builder Plans, or
             o    have the Transfer  Agent send  redemption  proceeds or to transmit  dividends  and  distributions directly to your bank account.  Please call the Transfer Agent for more information.

         You may purchase  shares by telephone  only after your account has been  established.  To purchase  shares in amounts  up to  $250,000  through a  telephone  representative,  call the  Distributor  at  1.800.CALL.OPP.  The purchase payment will be debited from your bank account.

         AccountLink  privileges should be requested on your Application or your dealer's  settlement  instructions if you buy your  shares  through  a  dealer.  After  your  account  is  established,  you can  request  AccountLink
privileges  by  sending  signature-guaranteed   instructions  and  proper  documentation  to  the  Transfer  Agent.
AccountLink  privileges  will apply to each  shareholder  listed in the  registration on your account as well as to your  dealer  representative  of  record  unless  and  until  the  Transfer  Agent  receives  written  instructions terminating or changing those  privileges.  After you establish  AccountLink  for your account,  any change of bank account  information  must be  made by  signature-guaranteed  instructions  to the  Transfer  Agent  signed  by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables  shareholders to perform a
number  of  account   transactions   automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification Number (PIN), by calling the special
PhoneLink number, 1.800.CALL.OPP.

Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone,  by calling  1.800.CALL.OPP.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

         Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

 Selling  Shares.  You can redeem shares by telephone  automatically  by calling the PhoneLink  number and the Fund will send the proceeds  directly to your  AccountLink  bank account.  Please refer to "How to Sell Shares,"  below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account  transactions  to the Transfer Agent by fax (telecopier).  Please call  1.800.CALL.OPP  for information about which  transactions may be handled  this way.  Transaction  requests  submitted  by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information  about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account  registration  (and the  dealer of record)  may  request  certain  account  transactions  through a special section of that website.  To perform account  transactions  or obtain account  information  online,  you must first obtain  a user  I.D.  and  password  on that  website.  If you do not  want to have  Internet  account  transaction capability  for your  account,  please call the  Transfer  Agent at  1.800.CALL.OPP.  At times,  the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares  automatically or  exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please  call the  Transfer  Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you  redeem  some or all of your  Fund  shares  that  were  purchased  by  reinvesting dividends from the Fund or another  Oppenheimer  fund account (except  Oppenheimer  Cash Reserves) or by exchanging shares from another Oppenheimer fund account
on which you paid a sales  charge,  you have up to 6 months to reinvest all or part of the  redemption  proceeds in
Class A shares of other  Oppenheimer  funds without paying a sales charge.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement  plan account.  If you participate in a plan sponsored  by your  employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs.) These include regular IRAs, Roth IRAs, Simple IRAs and rollover IRAs.
SEP-IRAs.   These  are  Simplified  Employee  Pensions  Plan  IRAs  for  small  business  owners  or  self-employed individuals.

  403(b)(7)  Custodial Plans.  These are  tax-deferred  plans for employees of eligible  tax-exempt  organizations, such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for  OppenheimerFunds  retirement plan documents,  which include  applications and important plan information.

How to Sell Shares

         You can sell  (redeem)  some or all of your shares on any regular  business  day. Your shares will be sold at the next net asset value  calculated  after your order is  received  in proper  form  (which  means that it must comply with the  procedures  described  below) and is accepted by the Transfer  Agent.  The Fund lets you sell your shares by writing a letter,  by wire,  by using the Fund's  checkwriting  privilege or by  telephone.  You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular basis.  If you have questions  about any of these procedures,  and  especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.CALL.OPP, for assistance.

Certain Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud, the following  redemption requests must be in writing and must include a signature  guarantee  (although  there may be other  situations that also require a signature guarantee):

         o    You wish to redeem more than $100,000 and receive a check

         o    The redemption check is not payable to all shareholders listed on the account statement
         o    The redemption check is not sent to the address of record on your account statement
         o    Shares are being transferred to a Fund account with a different owner or name
         o    Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your  Signature  Guaranteed?  The Transfer  Agent will accept a guarantee of your signature by a number of financial institutions, including:
         o    a U.S. bank, trust company, credit union or savings association, or
         o    a foreign bank that has a U.S. correspondent bank,
         o    a U.S. registered dealer or broker in securities, municipal securities or government securities, or
         o    a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation,  partnership or other business or as a fiduciary,  you must also include your title in the signature.

Retirement  Plan  Accounts.  There are special  procedures to sell shares in an  OppenheimerFunds  retirement  plan account.  Call the  Transfer  Agent for a  distribution  request  form.  Special  income  tax  withholding requirements  apply to distributions  from retirement  plans. You must submit a withholding form with your redemption  request to avoid  delay in getting  your  money and if you do not want tax  withheld.  If your employer  holds  your  retirement  plan  account  for you in the name of the  plan,  you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending  Redemption  Proceeds by Wire.  While the Fund normally sends your money by check,  you can arrange to have the proceeds of the shares you sell sent by Federal  Funds wire to a bank account you  designate.  It must be a  commercial  bank that is a member of the Federal  Reserve wire system.  The minimum  redemption  you can have  sent by wire is  $2,500.  There is a $10 fee for  each  request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.CALL.OPP.

CHECKWRITING.  To write checks against your Fund account,  request that privilege on your account  application,  or contact the Transfer  Agent for  signature  cards.  They must be signed (with a signature  guarantee) by all owners of the  account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint  accounts  can elect in writing to have  checks  paid over the  signature  of one  owner.  If you  previously signed a signature card to establish  checkwriting  in another  Oppenheimer  fund,  simply call  1.800.CALL.OPP  to request checkwriting for an account in this Fund with the same registration as the other account.

         o    Checks  can be  written  to the  order of  whomever  you wish but may not be  cashed  at the bank the checks are payable through or the Fund's custodian bank.
         o    Checkwriting  privileges  are not  available  for  accounts  holding  shares  that are  subject  to a contingent deferred sales charge.
o        Checks must be written for at least $100.  Effective  November 1, 2002,  this amount will increase to $500 for newly  issued  checkbooks.  Checks  written  below  the  stated  amount on the check  will not be accepted.
o        Checks  cannot be paid if they are written for more than your  account  value.  Remember,  your shares may fluctuate in value and you should not write a check close to the total account value.
         o    You may not write a check that would require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments within the prior 10 days.
         o    Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter of instruction that includes:
         o    Your name
         o    The Fund's name
         o    Your Fund account number (from your account statement)
         o    The dollar amount or number of shares to be redeemed
         o    Any special payment instructions
         o    Any share certificates for the shares you are selling
         o    The signatures of all registered owners exactly as the account is registered, and

         o    Any special  documents  requested by the Transfer Agent to assure proper  authorization of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217                               Denver, Colorado 80231

HOW DO YOU SELL  SHARES BY  TELEPHONE?  You and your dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price  calculated on a particular  business day, your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange that day,  which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an  OppenheimerFunds  retirement  plan account or under a share certificate by telephone.
         o    To  redeem  shares  through  a  service   representative   or   automatically   on  PhoneLink,   call
         1.800.CALL.OPP.

         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by Check.  Up to $100,000 may be redeemed by telephone in any  seven-day  period.  The check  must be  payable  to all  owners of record of the  shares  and must be sent to the  address  on the account statement.  This service is not available within 30 days of changing the address on an account.

Telephone  Redemptions  Through  AccountLink  or by Wire.  There  are no  dollar  limits  on  telephone  redemption proceeds sent to a bank account  designated when you establish  AccountLink.  Normally the ACH transfer to your bank is  initiated  on the business  day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

              If you have  requested  Federal Funds wire  privileges  for your account,  the wire of the redemption proceeds  will  normally  be  transmitted  on the next bank  business  day after the shares are  redeemed.
         There is a  possibility  that  the  wire  may be  delayed  up to  seven  days to  enable  the Fund to sell securities  to pay the  redemption  proceeds.  No dividends  are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers  and  brokers  on behalf of their  customers.  Brokers or dealers  may  charge  for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

Will I Pay a Sales  Charge  When I Sell My Shares?  The Fund does not  charge a fee when you redeem  shares of this
Fund that you bought directly or by reinvesting  dividends or distributions  from this Fund or another  Oppenheimer fund.  Generally,  you will not pay a fee when you redeem  shares of this Fund you bought by  exchange of shares of another Oppenheimer fund.  However,
         o    if you bought shares of this Fund by exchanging  Class A shares of another  Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and
         o    if those shares  remain  subject to that Class A contingent  deferred  sales charge when you exchange them into this Fund,
         o    then,  you will pay the  contingent  deferred  sales charge if you redeem those shares from this Fund
              (i) within 24 months of the purchase date of the shares you  exchanged,  if you  initially  purchased shares of either Rochester Fund Municipals or Oppenheimer
              Rochester  National  Municipals,  or (ii) within 18 months of the purchase  date of the shares of the fund you exchanged, if you initially purchased shares of any other Oppenheimer fund.

How to Exchange Shares

Shares of the Fund may be  exchanged  for Class A shares of certain  Oppenheimer  funds.  To exchange  shares,  you must meet several conditions:

         o    Shares of the fund selected for exchange must be available for sale in your state of residence.
         o    The prospectuses of both funds must offer the exchange privilege.
         o    You must hold the shares you buy when you  establish  your account for at least seven days before you can  exchange  them.  After the account is open seven days,  you can exchange  shares  every  regular business day.

         o    You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
         o    Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other
Oppenheimer  funds.  For  example,  you can exchange  shares of this Fund only for Class A shares of another  fund, and you can exchange only Class A shares of another Oppenheimer fund for shares of this Fund.

         You may pay a sales charge when you  exchange  shares of this Fund.  Because  shares of this Fund are sold without  sales  charge,  in some cases you may pay a sales charge when you exchange  shares of this Fund for shares of other  Oppenheimer  funds that are sold  subject to a sales  charge.  You will not pay a sales  charge  when you exchange  shares  of this  Fund  purchased  by  reinvesting  dividends  or  distributions  from  this Fund or other
Oppenheimer  funds  (except  Oppenheimer  Cash  Reserves),  or when you exchange  shares of this Fund  purchased by exchange of shares of an eligible fund on which you paid a sales charge.

         For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange you shares.

         You  can  find a list  of  Oppenheimer  funds  currently  available  for  exchanges  in the  Statement  of
Additional  Information or obtain one by calling a service  representative at 1.800.CALL.OPP.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written  Exchange  Requests.  Submit  an  OppenheimerFunds  Exchange  Request  form,  signed  by all  owners of the account.  Send it to the  Transfer  Agent at the  address  on the back  cover.  Exchanges  of shares  held under  certificates  cannot be processed  unless the Transfer  Agent  receives the  certificates  with the request.

Telephone  Exchange Requests.  Telephone  exchange requests may be made either by calling a service  representative or by using  PhoneLink  for  automated  exchanges by calling  1.800.CALL.OPP.  Telephone  exchanges may be made only between  accounts  that are  registered  with the same  name(s) and  address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:
         o    Shares  are  normally  redeemed  from one fund and  purchased  from the  other  fund in the  exchange transaction  on the same regular  business day on which the Transfer  Agent  receives an exchange  request that  conforms to the  policies  described  above.  It must be received by the close of The New York Stock
         Exchange  that day,  which is normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the  purchase of shares of the fund you are  exchanging  into up to seven days if it  determines it would be disadvantaged by the same day exchange.
         The  interests  of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected  when its shares are  repeatedly  bought and sold in  response  to  short-term  market fluctuations--also  known as "market  timing." When large dollar  amounts are involved,  the Fund may have difficulty  implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell  portfolio  securities  at  disadvantageous times to raise the cash needed to buy a market  timer's  Fund  shares.  These  factors may hurt the Fund's performance  and its  shareholders.  When the Manager  believes  frequent  trading would have a disruptive effect on the Fund's  ability to manage its  investments,  the  Manager  and the Fund may reject  purchase orders and  exchanges  into the Fund by any person,  group or account  that the  Manager  believes to be a market timer.

         o    The Fund may amend,  suspend or terminate the exchange  privilege at any time.  The Fund will provide you notice  whenever it is  required to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.
         o    If the Transfer  Agent  cannot  exchange all the shares you request  because of a  restriction  cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information  about the Fund's policies and procedures for buying,  selling and exchanging  shares is contained in the Statement of Additional Information.

Effective  September  27, 2002, a $12 annual fee will be charged on any account  valued at less than $500.  See the
         Statement of Additional Information for circumstances when this fee will not be charged.

The  offering  of shares  may be  suspended  during  any period in which the  determination  of net asset  value is suspended,  and the offering may be suspended by the Board of Directors at any time the Board  believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the  Fund  at any  time.  The  Fund  will  provide  you  notice  whenever  it is  required  to do so by applicable  law. If an account has more than one owner,  the Fund and the  Transfer  Agent may rely on the instructions  of any one owner.  Telephone  privileges  apply to each owner of the  account and the dealer representative  of record for the account  unless the Transfer Agent  receives  cancellation  instructions from an owner of the account.

The Transfer Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other procedures  to confirm  that  telephone  instructions  are genuine,  by  requiring  callers to provide tax identification  numbers and other account data or by using PINs, and by confirming  such  transactions  in writing.  The  Transfer  Agent and the Fund will not be liable  for  losses  or  expenses  arising  out of telephone instructions reasonably believed to be genuine.

Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents in proper  form.  From  time to  time,  the  Transfer  Agent  in its  discretion  may  waive  certain  of the requirements for redemptions stated in this Prospectus.

Dealers  that can perform  account  transactions  for their  clients by  participating  in  NETWORKING  through the
         National  Securities  Clearing  Corporation are  responsible  for obtaining  their clients'  permission to perform those  transactions,  and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

Payment for redeemed  shares  ordinarily is made in cash. It is forwarded by check,  or through  AccountLink  or by
         Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
         redemption  instructions  in  proper  form.  However,  under  unusual  circumstances   determined  by  the
         Securities and Exchange  Commission,  payment may be delayed or suspended.  For accounts registered in the
         name  of  a  broker-dealer,   payment  will  normally  be  forwarded  within  three  business  days  after redemption.

The Transfer  Agent may delay  forwarding a check or processing a payment via  AccountLink  for recently  purchased shares,  but only until the purchase  payment has  cleared.  That delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided if you purchase  shares by Federal  Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer
         Agent that your purchase payment has cleared.

Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities from the Fund's portfolio.

"Backup  Withholding" of Federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your correct,  certified  Social Security or Employer  Identification  Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.

To  avoid  sending  duplicate  copies  of  materials  to  households,  the  Fund  will  mail  only one copy of each prospectus,  annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders having  the same last name and  address  on the  Fund's  records.  The  consolidation  of these  mailings, called householding, benefits the Fund through reduced mailing expense.

         If you  want to  receive  multiple  copies  of  these  materials,  you may  call  the  Transfer  Agent  at
         1.800.CALL.OPP.  You may also notify the Transfer  Agent in writing.  Individual  copies of  prospectuses, reports  and  privacy  notices  will be sent to you  commencing  within 30 days after the  Transfer  Agent receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  The Fund intends to declare  dividends from net investment  income each regular business day and to pay those  dividends to  shareholders  monthly on a date  selected by the Board of  Directors.  To maintain a net asset value of $1.00 per share, the Fund might withhold  dividends or make  distributions  from capital or capital gains.
Daily  dividends  will not be declared or paid on newly  purchased  shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

CAPITAL  GAINS.  The Fund normally  holds its  securities  to maturity and  therefore  will not usually pay capital gains.  Although the Fund does not seek capital  gains,  it could  realize  capital  gains on the sale of portfolio securities.  If it does,  it may  make  distributions  out of any net  short-term  or  long-term  capital  gains in
December of each year. The Fund may make  supplemental  distributions  of dividends and capital gains following the end of its fiscal year.

WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your  account,  specify on your  application how you want to receive your dividends and distributions.  You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive  All  Distributions  in Cash.  You can  elect to  receive  a check  for all  dividends  and  capital  gains distributions or have them sent to your bank through AccountLink.

Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a  tax-deferred  retirement  account,  you should be aware of the  following tax  implications  of investing in the Fund.  The Fund expects  that its  distributions  will consist  primarily of ordinary  income.  Dividends paid from net investment  income and short-term  capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term  capital gains when distributed to shareholders,  and may be taxable  at  different  rates  depending  on how long the Fund holds the asset.  It does not matter how long you have held your shares.  Whether you reinvest  your  distributions  in additional  shares or take them in cash,  the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement  showing the amount of any taxable  distribution you  received  in the  previous  year.  Any  long-term  capital  gains  will be  separately  identified  in the tax information the Fund sends you after the end of the calendar year.

Remember,  There May be Taxes on  Transactions.  Because  the Fund seek to  maintain  a stable  $1.00 per share net asset  value,  it is unlikely  that you will have a capital  gain or loss when you sell or  exchange  your shares.  A capital  gain or loss is the  difference  between  the price  you paid for the  shares  and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain  cases,  distributions  made by the Fund may be  considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information  about your  investment.  You should  consult  with  your tax  advisor  about the  effect of an  investment  in the Fund on your  particular  tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's  financial  performance for the past five fiscal years.  Certain  information  reflects  financial results for a single Fund share. The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund  (assuming reinvestment  of all  dividends  and  distributions).  This  information  has been  audited by KPMG LLP, the Fund's independent  auditors,  whose report, along with the Fund's financial  statements,  is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                              2002      2001      2000      1999      1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain       .02       .05       .05       .05       .05
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.02)     (.05)     (.05)     (.05)     (.05)
 Distributions from net realized gain               --(1)     --        --        --        --
                                                -----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.02)     (.05)     (.05)     (.05)     (.05)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                  $1.00     $1.00     $1.00     $1.00     $1.00
                                                ===============================================

===============================================================================================
 TOTAL RETURN(2)                                  1.88%     5.32%     5.38%     4.61%     5.03%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)        $2,093    $2,128    $1,812    $1,496    $1,195
-----------------------------------------------------------------------------------------------
 Average net assets (in millions)               $2,006    $1,968    $1,712    $1,371    $1,114
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            1.88%     5.14%     5.27%     4.51%     4.89%
 Expenses                                         0.79%     0.68%     0.78%     0.78%     0.87%(4)
 Expenses, net of reduction to custodian expenses
 and/or reimbursement of expenses                 0.63%     0.68%     0.78%     0.78%     0.87%

1. Less than $0.005 per share.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

For More Information on Oppenheimer Money Market Fund, Inc.
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional  information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional  information  about the Fund's  investments  and  performance  is  available  in the  Fund's  Annual and
Semi-Annual  Reports to shareholders.  The Annual Report includes a discussion of market  conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the  Annual  and  Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:

1.800.CALL.OPP (225.5677)

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:

You  can  send  us  a  request  by  e-mail  or  read  or  download  documents  on  the  OppenheimerFunds   website:
WWW.OPPENHEIMERFUNDS.COM
------------------------

Information  about the Fund  including the Statement of  Additional  Information  can be reviewed and copied at the
SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information about the Fund are available on the
EDGAR  database  on the  SEC's  Internet  website  at  WWW.SEC.GOV.  Copies  may be  obtained  after  payment  of a duplicating fee by electronic request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV,  or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Fund or to make any  representations  about the Fund other than what is  contained in this  Prospectus.  This  Prospectus  is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
                                                                       The Fund's shares are distributed by:

The Fund's SEC File No.: 811-2454                                      (logo)OppenheimerFunds    Distributor,
Inc.
PR0200.001.0902   Printed on recycled paper

APPENDIX TO PROSPECTUS OF
OPPENHEIMER MONEY MARKET FUND, INC.

         Graphic  material  included in the  Prospectus  of  Oppenheimer  Money Market Fund,  Inc.:  "Annual  Total
Returns (% as of 12/31 each year)."

         A bar chart will be included in the  Prospectus  of  Oppenheimer  Money  Market  Fund,  Inc.  (the "Fund")
depicting  the annual total  returns of a  hypothetical  investment  in shares of the Fund for each of the ten most recent calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar                       Oppenheimer

Year                       Money Market Fund, Inc.

Ended                            Shares
-----                            ------

12/31/92                        3.47%
12/31/93                        2.71%
12/31/94                        3.76%
12/31/95                        5.40%
12/31/96                        4.78%
12/31/97                        4.94%
12/31/98                        4.91%
12/31/99              4.71%
12/31/00                        5.92%
12/31/01                        3.73%

                                                       -46-

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
-------------------------------------------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 24, 2002

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information in the Prospectus  dated September 24, 2002. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box 5270,  Denver,  Colorado  80217,  by calling  the  Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading   it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents                                                                                         Page

About the Fund

About Your Account

How To Buy Shares................................................................................................25
How To Sell

Financial Information About the Fund

-------------------------------------------------------------------------------------------------------------------

A B O U T   T H E   F U N D
-------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

The investment  objective and the principal  investment policies of the Fund are described in the Prospectus.  This
Statement  of  Additional  Information  contains  supplemental  information  about those  policies and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc.,  will  select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's  objective is to seek the maximum  current  income that is consistent with  stability of principal.  The Fund will not make  investments  with the objective of seeking  capital  growth.
However,  the value of the  securities  held by the Fund may be  affected  by changes in  general  interest  rates.
Because the current value of debt  securities  varies  inversely  with changes in  prevailing  interest  rates,  if interest  rates  increase  after  a  security  is  purchased,  that  security  would  normally  decline  in  value.
Conversely,  if interest  rates  decrease  after a security is  purchased,  its value  would rise.  However,  those fluctuations  in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually  intend to dispose of securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Fund may sell securities  prior to their maturity,  to attempt to take advantage of short-term  market variations,  or because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares.  In such cases,  the Fund may realize a capital gain or loss on the security.

         Ratings  of  Securities  --  Portfolio  Quality,  Maturity  and  Diversification.  Under  Rule 2a-7 of the
Investment  Company Act of 1940 (the  "Investment  Company Act") the Fund uses the  amortized  cost method to value its  portfolio  securities to determine the Fund's net asset value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule, the Fund may purchase only those  securities  that the Manager, under  Board-approved  procedures,  has  determined  have minimal credit risks and are "Eligible  Securities."  The rating  restrictions  described in the  Prospectus  and this  Statement of Additional  Information  do not apply to banks in which the Fund's cash is kept.

         An "Eligible  Security" is one that has been rated in one of the two highest  short-term rating categories by any two  "nationally-recognized  statistical rating  organizations."  That term is defined in Rule 2a-7 and they are  referred  to as  "Rating  Organizations"  in this  Statement  of  Additional  Information.  If only one Rating
Organization has rated that security,  it must have been rated in one of the two highest rating  categories by that
Rating  Organization.  An unrated security that is judged by the Manager,  subject to review by the Fund's Board of
Directors,  to be of  comparable  quality  to  Eligible  Securities  rated by Rating  Organizations  may also be an
"Eligible Security."

         Rule 2a-7  permits  the Fund to  purchase  any  number  of "First  Tier  Securities."  These are  Eligible
Securities  that have been rated in the highest  rating  category for short-term  debt  obligations by at least two
Rating  Organizations.  If only one Rating  Organization has rated a particular  security,  it must have been rated in the highest rating category by that Rating  Organization.  Comparable  unrated securities may also be First Tier
Securities.

         Under  Rule 2a-7,  the Fund may invest  only up to 5% of its total  assets in  "Second  Tier  Securities."
Those are Eligible  Securities  that are not "First Tier  Securities."  In  addition,  the Fund may not invest more than:

         o    5% of its total  assets in the  securities  of any one issuer  (other than the U.S.  government,  its agencies or instrumentalities) or
         o    1% of its total  assets or $1 million  (whichever  is greater) in Second Tier  Securities  of any one issuer.

         Under Rule 2a-7, the Fund must maintain a dollar-weighted  average portfolio  maturity of not more than 90 days, and the maturity of any single  portfolio  investment may not exceed 397 days.  The Board  regularly  reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

         If a security's  rating is  downgraded,  the Manager  and/or the Board may have to reassess the security's credit risk.  If a security has ceased to be a First Tier  Security,  the Manager will  promptly  reassess  whether the security  continues to present minimal credit risk. If the Manager  becomes aware that any Rating  Organization has  downgraded  its rating of a Second Tier Security or rated an unrated  security below its second highest rating category,  the Fund's Board of Directors shall promptly  reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

         If the Fund  disposes  of the  security  within five days of the Manager  learning of the  downgrade,  the
Manager will provide the Board with  subsequent  notice of such downgrade.  If a security is in default,  or ceases to be an Eligible  Security,  or is determined no longer to present minimal credit risks,  the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

         The Rating Organizations  currently designated as  nationally-recognized  statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's, a division of the McGraw-Hill  Companies,  Moody's
Investors  Service,  Inc.  and  Fitch,  Inc.  Appendix  A to this  Statement  of  Additional  Information  contains descriptions  of the  rating  categories  of those  Rating  Organizations.  Ratings  at the time of  purchase  will determine whether securities may be acquired under the restrictions described above.

         U.S. Government  Securities.  U.S. government  Securities are obligations issued or guaranteed by the U.S.
Government  or its agencies or  instrumentalities.  They include  Treasury  Bills (which  mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer  maturities).  All Treasury securities are backed by the full faith and credit of the United States.

         U.S. government agencies and  instrumentalities  that issue or guarantee  securities include,  but are not limited to, the Federal  Housing  Administration,  Farmers Home  Administration,  Export-Import  Bank of the United
States, Small Business Administration,  Government National Mortgage Association,  General Services Administration,
Bank for  Cooperatives,  Federal Home Loan Banks,  Federal Home Loan  Mortgage  Corporation,  Federal  Intermediate
Credit Banks,  Federal Land Banks,  Maritime  Administration,  the Tennessee  Valley  Authority and the District of
Columbia Armory Board.

         Securities issued or guaranteed by U.S.  government agencies and  instrumentalities  are not always backed by the full faith and  credit of the  United  States.  Some,  such as  securities  issued by the  Federal  National
Mortgage  Association  ("Fannie Mae"), are backed by the right of the agency or  instrumentality to borrow from the
Treasury.  Others,  such as securities  issued by the Federal Home Loan Mortgage  Corporation  ("Freddie Mac"), are
supported only by the credit of the  instrumentality  and not by the Treasury.  If the securities are not backed by the full faith and credit of the United  States,  the purchaser  must look  principally  to the agency  issuing the obligation  for repayment and may not be able to assert a claim against the United States if the issuing  agency or instrumentality does not meet its commitment.

         Among the U.S. government  Securities that may be purchased by the Fund are  "mortgage-backed  securities"
of Fannie Mae,  Government  National  Mortgage  Association  ("Ginnie  Mae") and  Freddie  Mac.  Timely  payment of principal  and  interest  on Ginnie  Mae  pass-throughs  is  guaranteed  by the full faith and credit of the United
States.  These  mortgage-backed  securities include  "pass-through"  securities and  "participation  certificates."
Both types of securities  are similar,  in that they  represent  pools of mortgages  that are assembled by a vendor who sells  interests  in the pool.  Payments  of  principal  and  interest  by  individual  mortgagors  are "passed through"  to the  holders  of  the  interests  in  the  pool.  Another  type  of  mortgage-backed  security  is the
"collateralized  mortgage  obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

         Time  Deposits  and  Other  Bank  Obligations.  The types of  "banks"  whose  securities  the Fund may buy include  commercial  banks,  savings banks, and savings and loan  associations,  which may or may not be members of the Federal Deposit Insurance Corporation.  The Fund may also buy securities of "foreign banks" that are:
         o    foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),
         o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o foreign branches of foreign banks.

         The Fund may invest in fixed time deposits.  These are  non-negotiable  deposits in a bank for a specified period of time at a stated  interest rate.  They may or may not be subject to withdrawal  penalties.  However,  the
Fund's  investments in time deposits that are subject to penalties (other than time deposits  maturing in less than
7 days) are subject to the 10% investment  limitation for investing in illiquid securities,  set forth in "Illiquid and Restricted Securities" in the Prospectus.

         The Fund will buy bank  obligations  only from a domestic  bank with total assets of at least $2.0 billion or from a foreign  bank with total assets of at least $30.0  billion.  Those asset  requirements  apply only at the time the obligations are acquired.

         Insured Bank  Obligations.  The Federal Deposit  Insurance  Corporation  insures the deposits of banks and savings and loan  associations  up to $100,000 per  investor.  Within the limits set forth in the  Prospectus,  the
Fund may purchase  bank  obligations  that are fully  insured as to principal by the FDIC.  To remain fully insured as to principal,  these  investments  must  currently be limited to $100,000 per bank. If the principal  amount and accrued  interest  together  exceed  $100,000,  then the accrued  interest in excess of that  $100,000  will not be insured.

         Bank Loan Participation  Agreements.  The Fund may invest in bank loan participation  agreements,  subject to the investment  limitation set forth in the  Prospectus as to  investments in illiquid  securities.  If the Fund invests in bank loan  participation  agreements,  they are not  expected to exceed 5% of the Fund's  total  assets.
Participation  agreements  provide an  undivided  interest  in a loan made by the bank  issuing  the  participation interest in the proportion  that the buyer's  investment  bears to the total  principal  amount of the loan.  Under this type of  arrangement,  the issuing bank may have no  obligation  to the buyer other than to pay  principal and interest on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the borrower,  which is obligated  to make  payments of principal  and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

         Asset-Backed  Securities.  These  securities,  issued by trusts  and  special  purpose  corporations,  are backed by pools of assets,  primarily  automobile  and  credit-card  receivables  and home equity loans.  They pass through the  payments on the  underlying  obligations  to the security  holders  (less  servicing  fees paid to the originator or fees for any credit  enhancement).  The value of an  asset-backed  security is affected by changes in the market's  perception of the asset backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest  passed  through to holders of  asset-backed  securities  are typically supported  by some form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity  or  having a  priority  to  certain  of the  borrower's  other  securities.  The  degree of credit enhancement  varies,  and  generally  applies to only a fraction  of the  asset-backed  security's  par value until exhausted.  If the credit enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any required  payments of  principal  and  interest are not made with  respect to the  underlying  loans,  the Fund may experience losses or delays in receiving payment.

         The risks of  investing in  asset-backed  securities  are  ultimately  dependent  upon payment of consumer loans by the individual  borrowers.  As a purchaser of an asset-backed  security,  the Fund would generally have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying  loans are subject to  prepayments,  which shorten the weighted  average life of  asset-backed  securities and may lower their return,  in the same manner as for prepayments of a pool of mortgage loans underlying  mortgage-backed  securities.
However,  asset-backed  securities  do not have  the  benefit  of the  same  security  interest  in the  underlying collateral as do mortgage-backed securities.

         Repurchase   Agreements.   In  a  repurchase   transaction,   the  Fund  acquires  a  security  from,  and
simultaneously  resells it to, an approved  vendor for delivery on an  agreed-upon  future  date.  The resale price exceeds the  purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective  for the period during which the repurchase  agreement is in effect. An "approved  vendor" may be a U.S.  commercial bank, the U.S.
branch  of a  foreign  bank,  or a  broker-dealer  which  has  been  designated  a  primary  dealer  in  government securities.  They must meet the credit requirements set by the Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically will  occur  within one to five days of the  purchase.  The Fund will not enter into a  repurchase  agreement  that will  cause more than 10% of its net assets to be subject  to  repurchase  agreements  maturing  in more than seven days.

         Repurchase  agreements are  considered  "loans" under the Investment  Company Act,  collateralized  by the underlying  security.  The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in  effect,  the  collateral's  value  must  equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  The  Manager  will  monitor the  vendor's  creditworthiness  to confirm  that the vendor is financially  sound and will monitor the collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so.

         Joint  Repurchase  Agreements  (Proposed).  Pursuant to an Exemptive  Order issued by the  Securities  and
Exchange  Commission,  the Fund,  along with other  affiliated  entities  managed by  OppenheimerFunds,  Inc.,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  agreement  accounts.  These  balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government  securities.  Securities  pledged as collateral for repurchase  agreements  are held by a custodian  bank until the  agreements  mature.  Each agreement requires  that the market value of the  collateral  be  sufficient  to cover  payments of interest  and  principal;
however,  in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

         Floating  Rate/Variable  Rate  Obligations.  The Fund may invest in instruments  with floating or variable interest  rates.  The interest rate on a floating  rate  obligation  is based on a stated  prevailing  market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial  paper or bank certificates of deposit,  or some other standard.  The rate on the investment is adjusted  automatically  each time the  market  rate is  adjusted.  The  interest  rate on a  variable  rate  obligation  is also  based  on a  stated
prevailing  market  rate but is adjusted  automatically  at a  specified  interval of not less than one year.  Some variable  rate or floating  rate  obligations  in which the Fund may invest  have a demand  feature  entitling  the holder  to  demand  payment  of an  amount  approximately  equal to the  amortized  cost of the  instrument  or the principal amount of the instrument plus accrued  interest at any time, or at specified  intervals not exceeding one year.  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include  master demand notes,  which are  obligations  that permit the Fund to invest  fluctuating  amounts in a note.  The  amount  may  change  daily  without  penalty,  pursuant  to direct arrangements  between the Fund,  as the note  purchaser,  and the issuer of the note.  The interest  rates on these notes  fluctuate from time to time.  The issuer of this type of obligation  normally has a  corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the obligation plus accrued interest.  The  issuer  must  give a  specified  number  of days'  notice  to the  holders  of  those  obligations.
Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements  between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established secondary market for these types of  obligations,  although they are redeemable  from the issuer at face value.  Accordingly,  where these  obligations are not secured by letters of credit or other credit support  arrangements,  the Fund's right to redeem them is dependent  on the ability of the note issuer to pay  principal  and interest on demand.  These types of obligations  usually are not rated by credit rating  agencies.  The Fund may invest in obligations  that are not rated only if the Manager  determines at the time of investment that the  obligations are of comparable  quality to the other  obligations  in which the Fund may  invest.  The  Manager,  on behalf  of the  Fund,  will  monitor  the creditworthiness  of the issuers of the  floating  and  variable  rate  obligations  in the Fund's  portfolio on an ongoing basis.

         Loans of  Portfolio  Securities.  To attempt  to  increase  its  income,  the Fund may lend its  portfolio securities to brokers,  dealers and other financial  institutions.  These loans are limited to not more than 10% of the value of the Fund's  total assets and are subject to other  conditions  described  below.  There are some risks in lending securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned  securities.  The Fund presently  does not intend to lend its  securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

         The Fund may receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change),  on each  business  day the loan  collateral  must be at least equal to the market value of the loaned  securities.  The collateral must consist of cash,  bank letters of credit,  U.S.  government  securities or other cash  equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the  letter.
Such terms and the issuing bank must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  from the borrower an amount equal to the interest  paid or the dividends  declared on the loaned securities  during the term of the loan. It may also receive  negotiated loan fees and the interest on the collateral  securities,  less any finders',  custodian,  administrative  or other fees the Fund  pays in  connection  with the loan.  The Fund may  share  the  interest  it  receives  on the  collateral securities  with the borrower as long as it realizes at least a minimum amount of interest  required by the lending guidelines established by its Board of Directors.
         The Fund will not lend its  portfolio  securities to any officer,  Director,  employee or affiliate of the
Fund or its  Manager.  The terms of the Fund's loans must meet  certain  tests under the Internal  Revenue Code and permit the Fund to reacquire  loaned  securities  on five  business days notice or in time to vote on any important matter.

         Illiquid and  Restricted  Securities.  Under the policies and  procedures  established by the Fund's Board of  Directors,  the Manager  determines  the  liquidity of certain of the Fund's  investments.  Investments  may be illiquid  because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid  securities  the Fund can buy include  issues  that may be redeemed  only by the issuer upon more than  seven days  notice or at  maturity,  repurchase  agreements  maturing  in more than  seven  days,  fixed time deposits  subject to withdrawal  penalties  which mature in more than seven days, and other  securities that cannot be sold  freely due to legal or  contractual  restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

         There  are  restricted  securities  that are not  illiquid  that the Fund can buy.  They  include  certain master  demand notes  redeemable on demand,  and  short-term  corporate  debt  instruments  that are not related to current  transactions of the issuer and therefore are not exempt from  registration as commercial  paper.  Illiquid securities include repurchase  agreements  maturing in more than 7 days, or certain  participation  interests other than those with puts exercisable within 7 days.

Investment Restrictions

         What Are  "Fundamental  Policies?"  Fundamental  policies are those  policies that the Fund has adopted to govern its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:
         o    67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Directors can change  non-fundamental  policies without shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate.  The Fund's principal investment policies are described in the Prospectus.

         Does  the  Fund  Have  Additional  Fundamental  Policies?   The  following  investment   restrictions  are
fundamental  policies of the Fund as contemplated  by the Investment  Company Act. The limitations of the following policies  may be  changed  to the extent  that the  corresponding  policies  of the Act are  changed by  amendment, exemptive or interpretive relief:

         o    The Fund  cannot  invest more than 5% of its total  assets in  securities  of any issuer  (except the
U.S. government or its agencies or instrumentalities).

         o    The Fund cannot  concentrate  investments  in any  particular  industry;  therefore the Fund will not purchase the  securities  of companies in any one industry if more than 25% of the value of the Fund's total assets would  consist of  securities  of  companies  in that  industry.  Except for  obligations  of foreign  branches  of domestic banks, or obligations  issued or guaranteed by foreign banks,  the Fund's  investments in U.S.  government securities and bank obligations described in the prospectus are not included in this limitation.

         o The Fund cannot make loans,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

         o The Fund may not borrow money,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

         o The Fund cannot  invest in  commodities  or commodity  contracts or invest in interests in oil,  gas, or other mineral exploration or mineral development programs.

         o    The Fund cannot  invest in real estate.  However,  the Fund may purchase  commercial  paper issued by companies which invest in real estate or interests in real estate.

         o    The Fund cannot purchase securities on margin or make short sales of securities.

         o    The Fund cannot  invest in or hold  securities  of any issuer if those  officers and directors of the
Fund or its  advisor  who  beneficially  own  individually  more than 1/2 of 1% of the  securities  of such  issuer together own more than 5% of the securities of such issuer;

         o    The Fund cannot underwrite securities of other companies.

         o The Fund cannot invest in securities of other investment companies.

         The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which  assets  of the Fund are  designated  as  segregated,  or  margin,  collateral  or  escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities  include  borrowing  money,  reverse repurchase agreements,  delayed-delivery and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell securities  to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate  its  investments in securities of issuers,  the Fund has adopted the  industry  classifications  set forth in Appendix B to this  Statement of  Additional  Information.
This is not a fundamental policy.

How the Fund Is Managed

Organization  and History.  The Fund is a  corporation  organized in Maryland in 1973.  The Fund is a  diversified, open-end management investment company.

|X| Classes of Shares.  The Fund has a single  class of shares of stock.  While that class has no  designation,  it is deemed to be the  equivalent  of Class A for the  purposes of the  shareholder  account  policies  that apply to
Class A shares of the Oppenheimer  Funds.  Shares of the Fund are freely  transferable.  Each share has one vote at
shareholder   meetings,   with  fractional  shares  voting  proportionally  on  matters  submitted  to  a  vote  of shareholders.  There are no  preemptive or conversion  rights and shares  participate  equally in the assets of the
Fund upon liquidation.

|X| Meetings of  Shareholders.  As a Maryland  corporation,  the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings  of  shareholders.  The Fund  will hold  meetings  when  required  to do so by the
Investment  Company Act or other  applicable law, or when a shareholder  meeting is called by the Directors or upon proper request of the shareholders.

         The Directors  will call a meeting of  shareholders  to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding  shares.  If the Directors  receive a request from at least
10  shareholders  stating that they wish to communicate  with other  shareholders  to request a meeting to remove a
Director,  the Directors  will then either make the Fund's  shareholder  list  available to the  applicants or mail their  communication to all other  shareholders at the applicants'  expense.  The  shareholders  making the request must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less. The Directors may take such other action as is permitted under the Investment Company Act.

Board of Directors and Oversight  Committees.  The Fund is governed by a Board of Directors,  which is  responsible for protecting the interests of  shareholders  under Maryland law. The Directors meet  periodically  throughout the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

         The Board of Directors has an Audit  Committee,  a Study Committee and a Proxy  Committee.  The members of the Audit Committee are Kenneth Randall  (Chairman),  Benjamin  Lipstein and Edward Regan. The Audit Committee held five  meetings  during the Fund's  fiscal year ended July 31,  2002.  The Audit  Committee  provides the Board with recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and  results  of audits and the audit fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning the Fund's internal  accounting  procedures,  and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The  members  of the Study  Committee  are  Benjamin  Lipstein  (Chairman),  Robert  Galli  and  Elizabeth
Moynihan.  The Study  Committee  held seven  meetings  during the Fund's fiscal year ended July 31, 2002. The Study
Committee  evaluates and reports to the Board on the Fund's  contractual  arrangements,  including  the  Investment
Advisory and  Distribution  Agreements,  transfer and shareholder  service  agreements and custodian  agreements as well as the  policies  and  procedures  adopted by the Fund to comply  with the  Investment  Company  Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy  Committee are Edward Regan  (Chairman),  Russell  Reynolds and Clayton  Yeutter.
The Proxy  Committee  held no meetings  during the fiscal year ended July 31, 2002.  The Proxy  Committee  provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Directors and Officers of the Fund. Except for Mr. Murphy,  each of the Directors is an "Independent  Director," as defined in the Investment  Company Act. Mr. Murphy is an "Interested  Director,"  because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager,  and as a  shareholder  of its parent company.  Mr.  Murphy was elected as a Director of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the  Manager,  he will  resign as a director  of the Fund and the other Board I
Funds for which he is a trustee or director.

         The Fund's  Directors  and officers and their  positions  held with the Fund and length of service in such position(s) and their  principal  occupations  and business  affiliations  during the past five years are listed in the chart below.  The  information  for the Directors  also includes the dollar range of shares of the Fund as well as the  aggregate  dollar  range of shares  beneficially  owned in any of the  Oppenheimer  funds  overseen  by the
Directors.  All of the Directors are also trustees or directors of the following  Oppenheimer funds (referred to as
"Board I Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                        Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                         Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                     Oppenheimer Special Value Fund
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds,  Mr.  Galli is also a director or trustee of 10 other  portfolios  in the  OppenheimerFunds  complex.  Present or former  officers,  directors,  trustees and employees (and their immediate  family members) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them for  their  employees  are  permitted  to  purchase  Class A shares  of the Fund and the other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group because of the economics of sales efforts realized by the Distributor.

         Messrs.  Murphy,  Masterson,  Molleur,  Vottiero,  Wixted,  Weiss and Zack, and Mses.  Feld, Wolf and Ives
respectively  hold the same offices with one or more of the other Board I Funds as with the Fund.  As of August 31,
2002,  the  Directors  and  officers  of the Fund as a group owned of record or  beneficially  less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership  of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the  officers  of the Fund  listed  above.  In  addition,  each  Independent  Director,  and his family members,  do not own securities of either the Manager or  Distributor  of the Board I Funds or any person  directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|      Affiliated  Transactions  and  Material  Business  Relationships.  Mr.  Reynolds  has  reported  he  has a controlling  interest in The  Directorship  Search  Group,  Inc.  ("The  Directorship  Search  Group"),  a director recruiting firm that provided  consulting  services to Massachusetts  Mutual Life Insurance Company (which controls the Manager) for fees aggregating  $110,000 from January 1, 2000 through December 31, 2001, an amount  representing less than 5% of the annual  revenues of The  Directorship  Search  Group,  Inc.  Mr.  Reynolds  estimates  that The
Directorship  Search  Group will bill  Massachusetts  Mutual Life  Insurance  Company  $150,000  for services to be provided during the calendar year 2002.

         The Independent  Directors have unanimously (except for Mr. Reynolds,  who abstained)  determined that the consulting  arrangements  between The  Directorship  Search Group,  Inc. and  Massachusetts  Mutual Life  Insurance
Company were not material business or professional  relationships  that would compromise Mr. Reynolds' status as an
Independent  Director.  Nonetheless,  to assure  certainty as to  determinations  of the Board and the  Independent
Directors  as to matters  upon which the  Investment  Company  Act or the rules  thereunder  require  approval by a majority of Independent  Directors,  Mr. Reynolds will not be counted for purposes of determining  whether a quorum of Independent Directors was present or whether a majority of Independent Directors approved the matter.

---------------------------------------------------------------------------------------------------------------------------

                                                  Independent Directors

---------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Name, Address, 1  Age,       Principal  Occupation(s)  During  Past  5  Years  /  Other  Dollar Range of   Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                                           Beneficially
                                                                                                           Owned in any
                                                                                         Shares            of the
                                                                                         Beneficially      Oppenheimer
Position(s)  Held with Fund  Trusteeships/Directorships  Held by  Director  / Number of  Owned in the      Funds Overseen
and Length of Service2       Portfolios in Fund Complex Currently Overseen by Director   Fund              by Director

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------------------------

                                                                                                 As of May 3, 2002

---------------------------- ----------------------------------------------------------- ----------------------------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Leon Levy, Chairman of the   General  Partner  (since 1982) of Odyssey  Partners,  L.P.         $0               $0
Board of Director            (investment  partnership) and Chairman of the Board (since
Director since 1974          1981) of Avatar Holdings,  Inc. (real estate development).
Age: 76                      Oversees 31 portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Robert G. Galli,             A  trustee  or  director  of  other   Oppenheimer   funds.   Over $100,000     Over $100,000
Director since 1993          Formerly Vice  Chairman  (October  1995-December  1997) of
Age: 69                      the    Manager.    Oversees   41    portfolios    in   the
                             OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Phillip A. Griffiths,        The Director  (since 1991) of the  Institute  for Advanced         $0          Over $100,000
Director since 2002          Study,  Princeton,  N.J.,  director  (since  2001)  of GSI
Age: 63                      Lumonics and a member of the National  Academy of Sciences
                             (since  1979);   formerly  (in  descending   chronological
                             order) a director of Bankers  Trust  Corporation,  Provost
                             and  Professor  of  Mathematics  at  Duke  University,   a
                             director of Research Triangle  Institute,  Raleigh,  N.C., and a  Professor  of  Mathematics  at Harvard  University.
                             Oversees 31 portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Benjamin Lipstein,           Professor Emeritus of Marketing,  Stern Graduate School of   Over $100,000     Over $100,000
Director since 1974          Business Administration,  New York University. Oversees 31
Age: 79                      portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Joel W. Motley3,             Director   (January    2002-present),    Columbia   Equity         $0               $0
Director since 2002          Financial  Corp.   (privately-held   financial   adviser);
Age: 50                      Managing Director (January  2002-present),  Carmona Motley
                             Inc. (privately-held financial adviser);  Formerly he held
                             the  following   positions:   Managing  Director  (January
                             1998-December   2001),   Carmona   Motley   Hoffman   Inc.
                             (privately-held  financial  adviser);   Managing  Director
                             (January   1992-December   1997),  Carmona  Motley  &  Co.
                             (privately-held    financial    adviser).    Oversees   31
                             portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Elizabeth B. Moynihan,       Author  and  architectural  historian;  a  trustee  of the         $0         $50,001-$100,000
Director since 1992          Freer  Gallery  of  Art  and  Arthur  M.  Sackler  Gallery
Age: 72                      (Smithsonian Institute),  Trustees Council of the National
                             Building  Museum;  a  member  of  the  Trustees   Council,
                             Preservation  League  of  New  York  State.   Oversees  31
                             portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Kenneth A. Randall,          A director of Dominion  Resources,  Inc. (electric utility     $1-$10,000      Over $100,000
Director since 1980          holding  company)  and Prime  Retail,  Inc.  (real  estate
Age: 75                      investment   trust);   formerly  a  director  of  Dominion
                             Energy,  Inc.  (electric  power  and oil & gas  producer),
                             President and Chief  Executive  Officer of The  Conference
                             Board,   Inc.   (international   economic   and   business
                             research)  and a director of  Lumbermens  Mutual  Casualty
                             Company,   American   Motorists   Insurance   Company  and
                             American Manufacturers Mutual Insurance Company.  Oversees
                             31 portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Edward V. Regan,             President,  Baruch  College,  CUNY;  a director of RBAsset     $1-$10,000     $50,001-$100,000
Director since 1993          (real estate manager);  a director of OffitBank;  formerly
Age: 72                      Trustee,  Financial Accounting Foundation (FASB and GASB),
                             Senior  Fellow of Jerome Levy  Economics  Institute,  Bard
                             College,  Chairman of Municipal Assistance Corporation for
                             the City of New  York,  New  York  State  Comptroller  and
                             Trustee  of New York  State  and  Local  Retirement  Fund.
                             Oversees 31 investment  companies in the  OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Russell S. Reynolds, Jr.,    Chairman  (since 1993) of The  Directorship  Search Group,         $0         $10,001-$50,000
Director since 1989          Inc.  (corporate   governance   consulting  and  executive
Age: 70                      recruiting);   a  life  trustee  of  International   House
                             (non-profit  educational  organization),   and  a  trustee
                             (since  1996)  of  the   Greenwich   Historical   Society.
                             Oversees 31 portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Donald W. Spiro, Vice        Chairman  Emeritus  (since  January  1991) of the Manager.   Over $100,000     Over $100,000
Chairman of the Board of
Director,                    Formerly  a  director  (January  1969-August  1999) of the
Director since 1985          Manager.  Oversees 31 portfolios  in the  OppenheimerFunds
Age: 76                      complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

Clayton K. Yeutter,          Of  Counsel  (since  1993),  Hogan & Hartson (a law firm).         $0         $50,001-$100,000
Director since 1991          Other  directorships:  Caterpillar,  Inc. (since 1993) and
Age: 71                      Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the OppenheimerFunds complex.

---------------------------- ----------------------------------------------------------- ----------------- ----------------

---------------------------------------------------------------------------------------------------------------------------

                                             Interested Director and Officer

---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

Name, Address, 4  Age,     Principal Occupation(s) During Past 5 Years / Other             Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                           of Shares       Owned in any
Position(s) Held with                                                                      Beneficially    of the
Fund and Length of         Trusteeships/Directorships Held by Director / Number of         Owned in the    Oppenheimer
Service5                   Portfolios in Fund Complex Currently Overseen by Director       Fund            Funds

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------

                                                                                                  As of May 3, 2002

-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President since October,   2001) and  President  (since  September  2000) of the Manager;  $10,001-$100,000 Over $100,000
2001;  Director since      President  and a  director  or  trustee  of other  Oppenheimer
July, 2002                 funds;   President  and  a  director   (since  July  2001)  of
Age: 53                    Oppenheimer  Acquisition  Corp.,  the Manager's parent holding company,  and of  Oppenheimer  Partnership  Holdings,  Inc., a
                           holding company  subsidiary of the Manager;  a director (since
                           November  2001) of  OppenheimerFunds  Distributor,  Inc.,  the
                           Fund's distributor;  Chairman and a director (since July 2001)
                           of Shareholder  Services,  Inc. and of  Shareholder  Financial
                           Services,  Inc.,  transfer agent  subsidiaries of the Manager;
                           President    and   a   director    (since    July   2001)   of
                           OppenheimerFunds  Legacy Program,  a charitable  trust program established  by the  Manager;  a  director  of  the  following
                           investment   advisory   subsidiaries   of  the  Manager:   OFI
                           Institutional  Asset  Management,  Inc. and  Centennial  Asset
                           Management  Corporation  (since  November  2001),  HarbourView
                           Asset  Management  Corporation  and OFI  Private  Investments,
                           Inc.  (since July 2001);  President  (since  November 1, 2001)
                           and a director  (since  July 2001) of  Oppenheimer  Real Asset
                           Management,  Inc.; a director (since November 2001) of Trinity
                           Investment  Management  Corp.  and  Tremont  Advisers,   Inc.,
                           investment advisory affiliates of the Manager;  Executive Vice
                           President (since February 1997) of  Massachusetts  Mutual Life
                           Insurance  Company,  the Manager's parent company;  a director
                           (since June 1995) of DBL  Acquisition  Corporation;  formerly,
                           Chief Operating  Officer (from September 2000 to June 2001) of the Manager;  President  and trustee  (from  November  1999 to
                           November  2001) of MML Series  Investment  Fund and MassMutual
                           Institutional   Funds,   open-end  investment   companies;   a
                           director  (from  September  1999 to August 2000) of C.M.  Life
                           Insurance  Company;  President,  Chief  Executive  Officer and
                           director  (from  September  1999 to  August  2000)  of MML Bay
                           State Life  Insurance  Company;  a director (from June 1989 to
                           June 1998) of Emerald Isle Bancorp and Hibernia  Savings Bank,
                           a  wholly-owned  subsidiary of Emerald Isle Bancorp.  Oversees
                           69 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Name, Address,6 Age,       Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service7

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Philip Vottiero,           Vice   President/Fund   Accounting   of  the  Manager   (since   March  2002;   formerly   Vice
Assistant Treasurer        President/Corporate  Accounting  of the Manager  (July  1999-March  2002) prior to which he was
since August 15, 2002      Chief  Financial  Officer at  Sovlink  Corporation  (April  1996-June  1999).  An officer of 72
Age: 39                    portfolios in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Carol E. Wolf, Vice        Senior Vice  President  (since June 2000) of the  Manager;  an officer of 7  portfolios  in the
President and Portfolio    OppenheimerFunds  complex;  formerly  Vice  President  of the Manager  (June 1990 - June 2000).
Manager since November     Senior Vice President (since June 2000) of  OppenheimerFunds,  Inc.; an officer of 7 portfolios
1988                       in the OppenheimerFunds complex;  formerly Vice President of OppenheimerFunds,  Inc. (June 1990
Age:  50                   - June 2000).

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Barry D. Weiss, Vice       Vice  President  of  the  Manager  (since  July  2001);  an  officer  of 7  portfolios  in  the
President and Portfolio    OppenheimerFunds  complex;  formerly  Assistant Vice President and Senior Credit Analyst of the
Manager since July 31,     Manager  (February  2000-June  2001).  Prior to joining the Manager in  February  2000,  he was
2001                       Associate  Director,  Structured  Finance,  Fitch IBCA Inc. (April 1998 - February 2000);  News
Age:  38                   Director,  Fitch Investors  Service  (September 1996 - April 1998);  and Senior Budget Analyst,
                           City of New York, Office of Management & Budget (February 1990 - September 1996).

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Brian W. Wixted,           Senior Vice President and Treasurer  (since March 1999) of the Manager;  Treasurer (since March
Treasurer, Principal       1999) of HarbourView Asset Management  Corporation,  Shareholder  Services,  Inc.,  Oppenheimer
Financial and Accounting   Real  Asset  Management   Corporation,   Shareholder  Financial  Services,   Inc.,  Oppenheimer
Officer since April 1999   Partnership Holdings, Inc., OFI Private Investments,  Inc. (since March 2000), OppenheimerFunds
Age: 42                    International Ltd. and Oppenheimer  Millennium Funds plc (since May 2000) and OFI Institutional
                           Asset  Management,  Inc. (since  November 2000)  (offshore fund management  subsidiaries of the
                           Manager);  Treasurer and Chief Financial  Officer (since May 2000) of Oppenheimer Trust Company
                           (a trust  company  subsidiary  of the  Manager);  Assistant  Treasurer  (since  March  1999) of
                           Oppenheimer  Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly
                           Principal and Chief Operating  Officer (March 1995-March  1999),  Bankers Trust  Company-Mutual
                           Fund Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Robert G. Zack,            Senior  Vice  President  (since May 1985) and  General  Counsel  (since  February  2002) of the
Secretary                  Manager; General Counsel and a director (since November 2001) of OppenheimerFunds  Distributor,
since November 1, 2001     Inc.;  Senior Vice  President and General  Counsel (since  November 2001) of HarbourView  Asset
Age: 54                    Management  Corporation;  Vice  President and a director  (since  November 2000) of Oppenheimer
                           Partnership  Holdings,  Inc.;  Senior Vice  President,  General  Counsel and a director  (since
                           November  2001) of  Shareholder  Services,  Inc.,  Shareholder  Financial  Services,  Inc., OFI
                           Private  Investments,  Inc.,  Oppenheimer Trust Company and OFI Institutional Asset Management,
                           Inc.;  General  Counsel (since November 2001) of Centennial  Asset  Management  Corporation;  a
                           director (since November 2001) of Oppenheimer Real Asset Management,  Inc.; Assistant Secretary
                           and a director (since  November 2001) of  OppenheimerFunds  International  Ltd.; Vice President
                           (since November 2001) of  OppenheimerFunds  Legacy Program;  Secretary (since November 2001) of
                           Oppenheimer  Acquisition Corp.;  formerly Acting General Counsel (November  2001-February 2002)
                           and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant  Secretary of
                           Shareholder  Services,  Inc. (May 1985-November  2001),  Shareholder  Financial Services,  Inc.
                           (November 1989-November 2001);  OppenheimerFunds  International Ltd. and Oppenheimer Millennium
                           Funds plc (October  1997-November  2001).  An officer of 85 portfolios in the  OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Philip T. Masterson,       Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an associate
Assistant Secretary
since August 15, 2002      with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72 portfolios in the
Age: 38                    OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Denis R. Molleur,
Assistant Secretary        Vice President and Senior  Counsel of the Manager (since July 1999);  formerly a Vice President
since November 1, 2001     and Associate  Counsel of the Manager  (September  1995-July 1999). An officer of 82 portfolios
Age: 44                    in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Katherine P. Feld,         Vice President and Senior Counsel (since July 1999) of the Manager;  Vice President (since June
Assistant Secretary        1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and Assistant Secretary
since November 1, 2001     (since June 1999) of Centennial  Asset Management  Corporation;  Vice President (since 1997) of
Age: 44                    Oppenheimer Real Asset Management,  Inc.;  formerly Vice President and Associate Counsel of the
                           Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Kathleen T. Ives,          Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President  (since
Assistant Secretary        1999) of  OppenheimerFunds  Distributor,  Inc.; Vice President and Assistant  Secretary  (since
since November 1, 2001     1999)  of  Shareholder   Services,   Inc.;   Assistant   Secretary  (since  December  2001)  of
Age: 36                    OppenheimerFunds  Legacy Program and Shareholder  Financial Services,  Inc.; formerly Assistant
                           Vice President and Assistant Counsel of the Manager (August 1997-June 1998);  Assistant Counsel
                           of the Manager (August  1994-August 1997). An officer of 85 portfolios in the  OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------------------------------------------

Remuneration of Directors.  The officers of the Fund and one Director of the Fund (Mr.  Murphy) are affiliated with the  Manager  and  receive  no  salary or fee from the Fund.  The  remaining  Directors  of the Fund  received  the compensation  shown below. The compensation  from the Fund was paid during its fiscal year ended July 31, 2002. The compensation  from all of the Board I Oppenheimer  funds  includes the  compensation  from the Fund and  represents compensation received as a director, trustee or member of a committee of the Board during the calendar year 2001.

    -----------------------------------------------------------------------------------------------------------------------

    Director Name and Other Fund   As of  Fiscal  Year  Ended  As of December 31, 2001
    Position(s)
    (as applicable)                7/31/02

    -----------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

                                  Aggregate            Retirement          Estimated Annual       Total Compensation From
                                                                           Retirement Benefits    All Oppenheimer Funds
                                                                           Paid at Retirement     For Which Individual
                                                       Benefits Accrued    from all Board I       Serves As
                                  Compensation         as Part of Fund     Funds                  Trustee/Director
                                  from Fund1           Expenses            (33 Funds) 2           (33 Funds)

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Leon Levy                      $12,479                     $2,381                    $137,560                $173,700
    Chairman

    -----------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

Robert G. Galli                   $7,598               $7,051              $32,7662               $202,8863
Study Committee Member

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Phillip Griffiths4             $0                          $0                        $6,803                  $54,889

    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Benjamin Lipstein              $10,787                     $0                        $118,911                $150,152
    Study   Committee   Chairman,
    Audit Committee Member

    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Elizabeth B. Moynihan          $7,598                      $9,105                    $52,348                 $105,760
    Study Committee Member

    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Kenneth A. Randall             $6,969                      $5,541                    $76,827                 $97,012
    Audit Committee Chairman

    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Edward V. Regan                $6,894                      $9,649                    $42,748                 $95,960
    Proxy   Committee   Chairman,
    Audit Committee Member

    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Russell S. Reynolds, Jr.       $5,158                      $5,970                    $46,197                 $71,792
    Proxy Committee Member

    -----------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

Donald Spiro                      $5,195               $2,240              $3,625                 $64,080

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
    -----------------------------------------------------------------------------------------------------------------------

    Clayton K. Yeutter             $5,1585                     $4,556                    $31,982                 $71,792
    Proxy Committee Member

    -----------------------------------------------------------------------------------------------------------------------

Compensation includes fees and deferred compensation, if any for the fiscal year-ended.
Estimated  annual  retirement  benefits  paid at retirement  is based on a straight  life payment plan  election.  The amount for Mr. Galli includes  $14,818 for serving as a trustee or director of 10 Oppenheimer  funds that are not
     Board I Funds.
2.       Includes  $97,126 for Mr.  Galli for serving as trustee or director of 10  Oppenheimer  funds that are not
     Board I Funds.
3.       Phillip  Griffiths was elected to the Oppenheimer  Money Market Fund board effective  7/29/02.  There were no expenses incurred by the fund on behalf of Mr. Griffiths during the fiscal year ended.
4.       Aggregate  compensation from the Fund includes $1,290 deferred under Deferred  Compensation Plan described below.

Deferred  Compensation  Plan for  Directors.  The Board of Directors has adopted a Deferred  Compensation  Plan for disinterested  directors  that enables  them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan,  the  compensation  deferred by a Director is  periodically adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds selected by the Director.  The amount paid to the Director  under this plan will be determined  based upon the  performance  of the selected funds.

         Deferral of Directors' fees under this plan will not materially  affect the Fund's assets,  liabilities or net income per share.  This plan will not  obligate  the Fund to retain the  services of any Director or to pay any particular  level of  compensation  to any  Director.  Pursuant to an Order issued by the  Securities  and Exchange
Commission,  the Fund may  invest in the funds  selected  by the  Director  under  this  plan  without  shareholder approval for the limited purpose of determining the value of the Directors' deferred fee accounts.

         Retirement  Plan for  Directors.  The Fund has  adopted a  retirement  plan that  provides  for payment to retired  Directors.  Payments  are up to 80% of the average  compensation  paid during a  Director's  five years of service in which the highest  compensation  was  received.  A Director must serve as trustee or director for any of the New  York-based  Oppenheimer  funds  for at least  15  years  to be  eligible  for the  maximum  payment.  Each
Director's  retirement  benefits  will depend on the amount of the  Director's  future  compensation  and length of service.  Therefore,  the amount of those  benefits  cannot be  determined  at this time,  nor can we estimate  the number of years of credited service that will be used to determine those benefits.

         Major Shareholders.  As of August 29, 2002, the Manager owned  112,034,776.600  shares (representing 5.48%
of the Fund's  outstanding  shares.) As of that date,  no other  persons  owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding shares.

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

         The Investment  Advisory  Agreement.  The Manager provides  investment advisory and management services to the Fund under an  investment  advisory  agreement  between  the  Manager  and the Fund that was  approved  by Fund shareholders at a meeting held July 29, 2002,  that took effect July 30, 2002. The Manager  selects  securities for the Fund's portfolio and handles its day-to-day  business.  The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the Manager to provide and  supervise  the  activities  of all  administrative  and  clerical  personnel  required  to  provide  effective administration  for the Fund.  Those  responsibilities  include the  compilation  and  maintenance  of records with respect to its  operations,  the preparation  and filing of specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly  assumed by the Manager  under the  investment  advisory  agreement are paid by the
Fund.  The  investment  advisory  agreement  lists  examples of  expenses  paid by the Fund.  The major  categories relate to interest,  taxes,  fees to  disinterested  Directors,  legal and audit  expenses,  custodian and transfer agent  expenses,  share  issuance  costs,  certain  printing and  registration  costs and  non-recurring  expenses, including  litigation  costs.  The  management  fees paid by the Fund to the  Manager are  calculated  at the rates described in the Prospectus.

              |X| Annual Approval of Investment  Advisory Agreement.  Each year, the Board of Directors,  including a majority of the Independent  Directors,  is required to approve the renewal of the investment advisory agreement.
The Investment  Company Act requires that the Board request and evaluate and the Manager  provide such  information as may be reasonably  necessary to evaluate the terms of the investment  advisory  agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board  reviewed the  foregoing  information  in arriving at its  decision to approve a new  investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services  received by the Fund from its  relationship  with the Manager; and
o        The direct  and  indirect  benefits  the  Manager  received  from its  relationship  with the Fund.  These included  services  provided by the General  Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The  Board  considered  that  the  Manager  must be  able to pay and  retain  high  quality  personnel  at competitive  rates to provide  services to the Fund.  The Board also  considered  that  maintaining  the  financial viability of the Manager is important so that the Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also  considered  the investment  performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent  Directors,  meeting  separately from the full Board with  experienced  Counsel  to the Fund who  assisted  the  Board  in its  deliberations.  The  Fund's  Counsel  is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the Agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.  The Board also determined to eliminate an expense  limitation based on the Fund's total annual investment  income.  Under the investment  advisory  agreement in effect prior to July 29, 2002 (the "Prior  Agreement"),  the Manager  guaranteed that the total expenses of the Fund in any calendar year,  exclusive of taxes,  interest and brokerage fees,  would not exceed  the lesser of (a) 1% of the  average  annual  net  assets of the Fund,  or (b) 25% of the total  annual investment  income of the Fund.  Due to the impact on Fund income of dramatic  decreases in interest  rates paid on obligations  held by the Fund, the Manager  reimbursed the Fund  $3,202,968  during the period  February 1, 2002 to
July 30, 2002. If the current Agreement were in effect during that period,  that reimbursement  would not have been made.

                                    The Agreement  contains no expense  limitation.  However,  independently of the
Agreement,  the Manager has voluntarily  undertaken that it will pay all Fund expenses  (exclusive of non-recurring and  extraordinary  or  exceptional  costs and expenses) if and to the extent  necessary for the Fund to maintain a stable net asset value of $1.00 per share.  That voluntary  expense  assumption may be amended or terminated at any time without notice.

         The advisory fees under the Agreement and under the Prior  Agreement  are the same.  The  management  fees paid by the Fund to the Manager during the Fund's most recent three fiscal years are as follows:

   ----------------------- -------------------------------------------------------------------------------------
     Fiscal Year ending                       Management Fee Paid to OppenheimerFunds, Inc.
            7/31
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            2000                                                $7,172,648
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            2001                                                $8,118,471
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------

            2002                                               $8,271,152*

   ----------------------- -------------------------------------------------------------------------------------

*Does not include expense reimbursements of $3,202,968 during that period, described above.

         The investment  advisory  agreement  states that in the absence of willful  misfeasance the Manager is not liable  for any loss  sustained  by reason of the  adoption  of any  investment  policy  or the  purchase,  sale or retention of any security on its recommendation,  whether or not such  recommendation  shall have been based on its own  investigation and research or upon  investigation  and research by any other individual,  firm or corporation.
That  recommendation  must have been made, and such other individual,  firm or corporation must have been selected, with due care and in good faith.  However,  the Manager is not excused from liability for its willful  misfeasance, bad faith or gross  negligence in the performance of its duties,  or its reckless  disregard of its obligations and duties, under the investment advisory agreement.

         The investment  advisory  agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name  "Oppenheimer" in connection with other  investment  companies for which it may act as investment advisor or general  distributor.  If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

         The Distributor.  Under its General Distributor's Agreement with the Fund,  OppenheimerFunds  Distributor,
Inc., a subsidiary of the Manager,  acts as the Fund's  principal  underwriter  and  Distributor  in the continuous public offering of the Fund's shares.  The  Distributor is not obligated to sell a specific  number of shares.  The
Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio  Transactions.  Portfolio  decisions are based upon  recommendations  and judgment of the Manager subject to the overall  authority of the Board of Directors.  Most  purchases  made by the Fund are principal  transactions at net  prices,  so the Fund incurs  little or no  brokerage  costs.  The Fund deals  directly  with the selling or purchasing  principal or market maker without  incurring  charges for the services of a broker on its behalf unless the  Manager  determines  that a better  price or  execution  may be  obtained  by using the  services of a broker.
Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain  prompt  execution  of orders at the most  favorable  net price.  If dealers  are used for  portfolio  transactions,  transactions  may be  directed  to dealers  for their  execution  and  research services.  The  research  services  provided  by a  particular  broker  may be  useful  only  to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research  received for the commissions of those other  accounts  may be  useful  both to the  Fund  and one or more of such  other  accounts.  Investment  research services  may be  supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.  It may include  information  and analyses on  particular  companies  and  industries  as well as market or economic  trends and  portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as bookkeeping  or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Manager in the  investment  decision-making  process  may be paid in commission dollars.

         The research  services  provided by brokers  broaden the scope and supplement  the research  activities of the Manager.  That research  provides  additional  views and comparisons for  consideration,  and helps the Manager obtain market  information  for the valuation of securities  held in the Fund's  portfolio or being  considered for purchase.

         Subject to applicable  rules covering the Manager's  activities in this area,  sales of shares of the Fund and/or  the other  investment  companies  managed by the  Manager or  distributed  by the  Distributor  may also be considered  as a factor in the  direction of  transactions  to dealers.  That must be done in  conformity  with the price,  execution and other  considerations  and practices  discussed above.  Those other investment  companies may also give  similar  consideration  relating to the sale of the Fund's  shares.  No portfolio  transactions  will be handled by any securities dealer affiliated with the Manager.

         The Fund's policy of investing in short-term  debt  securities with maturity of less than one year results in high portfolio  turnover and may increase the Fund's transaction costs.  However,  since brokerage  commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate  its  performance.  These terms include  "yield,"  "compounded  effective  yield" and "average  annual total  return." An  explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent  fiscal  year end.  You can obtain  current  performance  information  by calling the Fund's
Transfer  Agent at  1.800.CALL.OPP  (1.800.225.5677)  or by  visiting  the  OppenheimerFunds  Internet  website  at
http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  If the fund shows total  returns in addition to its yields,  the returns  must be for the
1-,  5- and  10-year  periods  ending  as of the most  recent  calendar  quarter  prior to the  publication  of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparisons with other investments:

         o Yields and total returns  measure the  performance  of a  hypothetical  account in the Fund over various periods and do not show the performance of each  shareholder's  account.  Your account's  performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
         o An investment in the Fund is not insured by the FDIC or any other government agency.
         o The Fund's yield is not fixed or guaranteed and will fluctuate.

o             Yields and total returns for any given past period represent historical performance information and are not,  and should not be  considered,  a  prediction  of future  yields or  returns.  Total  returns for the six months  ended  7.31.02,  and yields for all or any portion of that period,  would have been lower  without the expense  assumption by the Manager  during that period,  which has now been  terminated,  as explained above under "Annual Approval of the Investment Advisory Agreement."

         o    Yields.  The Fund's current yield is calculated for a seven-day  period of time as follows.  First, a base  period  return is  calculated  for the  seven-day  period  by  determining  the net  change in the value of a hypothetical  pre-existing  account having one share at the beginning of the seven-day period.  The change includes dividends  declared on the original  share and dividends  declared on any shares  purchased  with dividends on that share,  but such  dividends  are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the  dividends  declared.  Next,  the base period  return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as  calculated  above may vary for  accounts  less than  approximately  $100 in value due to the effect of  rounding  off each daily  dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any  realized or  unrealized  gains or losses on the
Fund's  portfolio  securities  which may affect  dividends.  Therefore,  the return on dividends  declared during a period may not be the same on an annualized basis as the yield for that period.

         Total  Return  Information.   There  are  different  types  of  "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment  is redeemed at the end of the period.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

         o    Average  Annual Total Return.  The "average  annual total return" of each class is an average  annual compounded  rate of return  for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n") to achieve an Ending  Redeemable  Value  ("ERV" in the  formula) of that  investment,  according to the following formula:

-------------------------------------------------------------------------------------------------------------------

                                                                      1/n
                                                        (   ERV     )
                                                        (  -----    ) - 1 = Average Annual Total Return
                                                        (    P      )

-------------------------------------------------------------------------------------------------------------------
         o    Cumulative Total Return.  The "cumulative total return"  calculation  measures the change in value of a  hypothetical  investment  of $1,000  over an  entire  period of  years.  Its  calculation  uses some of the same factors  as  average  annual  total  return,  but it does  not  average  the rate of  return  on an  annual  basis.
Cumulative total return is determined as follows:

                                        ERV - P
                                        -------   = Total Return
                                           P

   --------------------- ---------------------- ----------------------------------------------------------------

      Yield               Compounded Effective              Average Annual Total Returns (at 7/31/02)
    (7 days ended           Yield
      7/31/02)            (7 days ended
                            7/31/02)

   --------------------- ---------------------- ----------------------------------------------------------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

                                                       1-Year                 5 Years              10 Years
   --------------------- ---------------------- ---------------------- ----------------------- -----------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

          1.37%                  1.38%                  1.88%                  4.44%                4.29%

   --------------------- ---------------------- ---------------------- ----------------------- -----------------

Other   Performance   Comparisons.   Yield  information  may  be  useful  to  investors  in  reviewing  the  Fund's performance.  The Fund may make  comparisons  between its yield and that of other  investments,  by citing  various indices such as The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor(TM))  which measures the average rate paid on bank money market  accounts,  NOW accounts and  certificates  of deposits by the 100 largest banks and thrifts  in the top ten  metropolitan  areas.  When  comparing  the Fund's  yield  with that of other  investments, investors  should  understand that certain other  investment  alternatives  such as  certificates of deposit,  U.S.
government  securities,  money market  instruments  or bank accounts may provide fixed yields and may be insured or guaranteed.

         From  time to  time,  the  Fund  may  include  in its  advertisements  and  sales  literature  performance information  about the Fund  cited in other  newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

         From time to time,  the Fund's  Manager  may publish  rankings or ratings of the Manager (or the  Transfer
Agent) or the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance rankings of the  Oppenheimer  funds  themselves.  Those  ratings or rankings  of  investor/shareholder  services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund  families  selected by the rating or ranking  services.  They may be based on the  opinions  of the rating or ranking  service  itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

-------------------------------------------------------------------------------------------------------------------
A B O U T   Y O U R   A C C O U N T
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

AccountLink.  When  shares are  purchased  through  AccountLink,  each  purchase  must be at least  $25.  Effective
November 1, 2002,  for any new Asset  Builder  Plan,  each purchase  through  AccountLink  must be at least $50 and
                                                                                                                ---
shareholders  must invest at least $500 before an Asset Builder Plan can be established on a new account.  Accounts established  prior to November 1, 2001,  will remain at $25 for additional  purchases.  Shares will be purchased on the regular  business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased  by the  proceeds of ACH  transfers on the business day the Fund receives  Federal  Funds for the purchase  through the ACH system before the close of The New
York Stock  Exchange.  The  Exchange  normally  closes at 4:00 P.M.,  but may close  earlier  on certain  days.  If
Federal  Funds are received on a business  day after the close of the  Exchange,  the shares will be purchased  and dividends  will begin to accrue on the next  regular  business  day.  The  proceeds of ACH  transfers  are normally received by the Fund three days after the  transfers  are  initiated.  If the  proceeds of the ACH transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase order.  The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the  minimum is $25) for the  initial  purchase  with your  application.  Currently,  the  minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts  established  prior to November 1, 2002.  However,  as described above under  "AccountLink,"  for Asset Builder Plans established on or after  November 1, 2002,  the minimum  investment  for new Asset  Builder Plans will increase to $50, each purchase must be at least $50 and  shareholders  must invest at least $500 before an Asset Builder Plan can be  established.
                     ---
Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy  shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset  Builder  Plans also enable  shareholders  of  Oppenheimer  Cash Reserves to use their account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you select on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmission.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change the amount of your Asset  Builder  payment or your can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

         The  Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Jennison Growth Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Small Cap Fund                        OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds described  above  except the money  market  funds.  Under  certain  circumstances  described  in this  Statement of
Additional  Information,  redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
------------------------

Determination  of Net Asset  Value Per Share.  The net asset  value per share of the Fund is  determined  as of the close of  business of The New York Stock  Exchange  (the  "Exchange")  on each day that the  Exchange is open.  The calculation  is done by  dividing  the  value of the  Fund's  net  assets by the  total  number of shares  that are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some other days
(for example,  in case of weather  emergencies  or on days falling before a U.S.  holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time." The Exchange's  most recent annual  announcement
(which is subject to change) states that it will close on New Year's Day,  Presidents'  Day, Martin Luther King Jr.
Day, Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas  Day. It may also close on other days.

         The Fund's  Board of  Directors  has  adopted  the  amortized  cost  method to value the Fund's  portfolio securities.  Under the  amortized  cost  method,  a  security  is valued  initially  at its cost and its  valuation assumes a  constant  amortization  of any  premium  or  accretion  of any  discount,  regardless  of the  impact of fluctuating  interest rates on the market value of the security.  This method does not take into  consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing  securities,  in certain  periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the
Fund would receive if it sold the security.

         The Fund's Board of Directors has established  procedures  reasonably designed to stabilize the Fund's net asset value at $1.00 per share.  Those procedures  include a review of the Fund's  portfolio  holdings by the Board of Directors,  at intervals it deems  appropriate,  to determine  whether the Fund's net asset value  calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Directors  will examine the extent of any deviation  between the Fund's net asset value based upon available  market  quotations and amortized  cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%,  Rule 2a-7 requires the Board of Directors to consider  what action,  if any,  should be taken.  If they find that the extent of the deviation may cause a material  dilution or other unfair effects on  shareholders, the Board of Directors  will take  whatever  steps it considers  appropriate  to eliminate or reduce the  dilution, including,  among others,  withholding  or reducing  dividends,  paying  dividends  from capital or capital  gains, selling  portfolio  instruments  prior to  maturity  to realize  capital  gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During  periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower
(and net  investment  income and dividends  higher) than those of a fund holding the identical  investments  as the
Fund but which used a method of portfolio  valuation  based on market prices or estimates of market prices.  During periods of rising  interest  rates,  the daily  yield of the Fund would tend to be higher and its  aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri  Bank (the  "Bank") for  clearance,  the Bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.  This  enables the  shareholder  to continue  receiving  dividends  on those  shares until the check is  presented to the Fund.  Checks may not be presented  for payment at the offices of the Bank or the Fund's custodian.  This  limitation  does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund  reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges  at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take  advantage of the  Checkwriting  privilege,  by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)      for individual  accounts,  represents  that they are the registered  owner(s) of the shares of the Fund in that account;
(2)      for  accounts for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an officer,  general  partner,  trustee or other fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)      authorizes  the Fund,  its  Transfer  Agent and any bank  through  which the Fund's  drafts  (checks)  are payable to pay all checks  drawn on the Fund  account of such  person(s)  and to redeem a  sufficient amount of shares from that account to cover payment of each check;
         (4)  specifically  acknowledges  that if they  choose to permit  checks to be honored if there is a single signature  on checks drawn  against  joint  accounts,  or accounts  for  corporations,  partnerships, trusts or other  entities,  the  signature  of any one  signatory  on a check will be  sufficient  to authorize  payment of that check and redemption from the account,  even if that account is registered in the  names  of more  than  one  person  or more  than  one  authorized  signature  appears  on the
              Checkwriting card or the application, as applicable;
(5)      understands  that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(6)      acknowledges  and agrees that neither the Fund nor its bank shall incur any liability  for that  amendment or termination of checkwriting  privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been  accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for business on a day when the Fund would normally  authorize the wire to be made,  which is usually the Fund's next regular business day following the redemption.  In those  circumstances, the wire will not be  transmitted  until  the next bank  business  day on which the Fund is open for  business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs, SEP-IRA's,
Simple IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Director,  OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its  address  listed in "How To Sell
Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants   (other  than  self-employed  plan  sponsors)  in   OppenheimerFunds-sponsored   pension  or
profit-sharing  plans  with  shares  of the Fund  held in the name of the plan or its  fiduciary  may not  directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.
Unless the shareholder  has provided the Transfer Agent with a certified tax  identification  number,  the Internal
Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.  The Fund, the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received  by the dealer or broker from its customers  prior to the time the Exchange  closes.  Normally the Exchange  closes at 4:00
P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual  or annual  basis  under an  Automatic  Withdrawal  Plan.  Shares  will be  redeemed  three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to $1,500  per month may be  requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required  minimum  distributions  from  OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the account  application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the account  application.  If a contingent  deferred sales charge applies to the  redemption,  the amount of the check or payment will be reduced  accordingly.  The Fund cannot  guarantee  receipt of a payment on the date requested.  The Fund reserves the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  that apply to such plans as stated  below.  These  provisions  may be amended  from time to time by the
Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer  Agent to exchange a  pre-determined amount  of  shares  of the Fund for  shares  (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Effective  November 1, 2002, the minimum amount that may be exchanged to each  other fund  account  is $50.  Instructions  should be  provided  on the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this  Statement of  Additional
Information.

         Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as  necessary  to meet  withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted.  Payments  made  under  withdrawal  plans  should  not  be  considered  as a  yield  or  income  on  your investment.

         The  Transfer  Agent  will  administer  the  investor's   Automatic  Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer
Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund  purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed  to the Transfer  Agent with the Plan  application  so that the shares  represented  by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments of the proceeds of Plan withdrawals will normally be transmitted three  business  days prior to the date  selected for receipt of the payment  according to the choice  specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan (in proper form in accordance  with the  requirements of the  then-current  Prospectus  of the Fund).  In that case,  the  Transfer  Agent will  redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The  Planholder  may  terminate  a Plan at any time by writing to the  Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt  of  evidence  satisfactory  to it  that  the  Planholder  has  died  or  is  legally  incapacitated.  Upon termination  of a Plan by the  Transfer  Agent or the  Fund,  shares  that have not been  redeemed  will be held in uncertificated  form  in the  name  of the  Planholder.  The  account  will  continue  as a  dividend-reinvestment, uncertificated  account unless and until proper instructions are received from the Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as  collateral  for a debt,  the  Planholder  may request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop.  However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of shares  may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of this Fund are deemed to be "Class A Shares" for this  purpose.  You can obtain a current list of funds  showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

o        All of the  Oppenheimer  funds  currently  offer Class A, B and C shares except  Oppenheimer  Money Market
     Fund,  Inc.,  Centennial  Money Market  Trust,  Centennial  Tax Exempt  Trust,  Centennial  Government  Trust,
     Centennial New York Tax Exempt Trust,  Centennial  California Tax Exempt Trust,  and Centennial  America Fund,
     L.P., which only offer Class A shares.
o        Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally  available  only by exchange from the same class of shares of other  Oppenheimer funds or through  OppenheimerFunds-sponsored  401
     (k) plans.
o        Only certain  Oppenheimer  funds currently offer Class Y shares.  Class Y shares of Oppenheimer Real Asset
                                                                        -
     Fund may not be exchanged for shares of any other fund.
o        Only certain  Oppenheimer  funds  currently  offer Class N shares,  which are only  offered to  retirement plans as  described  in the  Prospectus.  Class N shares  can be  exchanged  only for  Class N shares of other
     Oppenheimer funds.
o        Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged  only for Class A shares of other  Oppenheimer  funds.  They  may not be  acquired  by  exchange  of  shares  of any  class  of any  other
     Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash  Reserves
     acquired by exchange of Class M shares.
o        Class A shares of Senior  Floating Rate Fund are not available by exchange of shares of Oppenheimer  Money
     Market  Fund or Class A shares of  Oppenheimer  Cash  Reserves.  If any Class A shares of another  Oppenheimer fund that are exchange for Class A shares of  Oppenheimer  Senior  Floating Rate Fund are subject to the Class
     A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A  contingent  deferred  sales  charge  will  carry  over to the Class A shares of  Oppenheimer
     Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer  Senior  Floating Rate
     Fund acquired in that exchange will be subject to the Class A Early  Withdrawal  Charge of Oppenheimer  Senior
     Floating Rate Fund if they are repurchased before the expiration of the holding period.
o        Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares  of  Oppenheimer  Capital  Preservation  Fund  may  not be  exchanged  for  shares  of  this  Fund,
     Oppenheimer  Cash  Reserves  or  Oppenheimer  Limited-Term  Government  Fund.  Only  participants  in  certain retirement plans may purchase shares of Oppenheimer  Capital  Preservation  Fund, and only those  participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of  Oppenheimer  Senior  Floating Rate Fund are not available by exchange of shares of this
     Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer  Select Managers Mercury Advisors S&P Index Fund and Oppenheimer  Select Managers QM
     Active  Balanced Fund are only available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund  offered by the  Distributor.  Shares of any money  market fund  purchased  without a sales charge may be exchanged for shares of Oppenheimer  funds offered with a sales charge upon payment of the sales charge.  They may also be used to purchase shares of Oppenheimer  funds subject to an early withdrawal  charge or contingent deferred sales charge.
o        Shares of this Fund  purchased  with the  redemption  proceeds of shares of other mutual funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase  may subsequently  be exchanged  for shares of other  Oppenheimer  funds  without being subject to an initial sales charge or contingent  deferred  sales charge.  To qualify for that  privilege,  the investor or the investor's dealer  must  notify  the  Distributor  of  eligibility  for this  privilege  at the time the Fund  shares are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares  of the Fund  acquired  by  reinvestment  of  dividends  or  distributions  from  any of the  other
     Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  Although  the Fund may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days' notice prior to materially  amending or  terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred  sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge.  However, when  shares of this Fund  acquired  by  exchange  of (i) Class A shares of other  Oppenheimer  funds  (other  than
Rochester Fund Municipals or Oppenheimer  Rochester National Municipals)  purchased subject to a Class A contingent deferred  sales charge are redeemed  within 18 months of the end of the calendar  month of the initial  purchase of the  exchanged  shares,  or (ii)  Class A shares of either  Rochester  Fund  Municipals  or  Oppenheimer  Rochester
National  Municipals  purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the end of the calendar month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

         |X| Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

         |X|  Telephone  Exchange  Requests.  When  exchanging  shares by  telephone,  a  shareholder  must have an existing  account  in the fund to  which  the  exchange  is to be  made.  Otherwise,  the  investor  must  obtain a prospectus  of that fund  before  the  exchange  request  may be  submitted.  For full or partial  exchanges  of an account made by telephone,  any special account  features such as Asset Builder Plans,  Automatic  Withdrawal Plans and  retirement  plan  contributions  will be switched to the new account  unless the Transfer  Agent is instructed otherwise.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market fluctuations),  shareholders  might not be able to request  exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the  Transfer  Agent not to do so.  However,  special  redemption  and  exchange  features  such as  Automatic
Exchange  Plans and Automatic  Withdrawal  Plans cannot be switched to an account in  Oppenheimer  Senior  Floating
Rate Fund.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this  Statement of Additional  Information  or would include  shares  covered by a share  certificate that is not  tendered  with  the  request.  In  those  cases,  only  the  shares  available  for  exchange  without restriction will be exchanged.

         The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks.  A  shareholder  should  assure that the fund  selected is  appropriate  for his or her  investment  and should be aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund,  the  Distributor, and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection  with an exchange request or any other investment transaction.

Dividends and Taxes

Tax Status of the Fund's  Dividends,  Distributions  and  Redemptions  of Shares.  The federal tax treatment of the
Fund's dividends and capital gains  distributions is briefly  highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the  Prospectus and this Statement of Additional  Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the
Fund are urged to consult  their tax advisers  with specific  reference to their own tax  circumstances  as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

o        Qualification  as a  Regulated  Investment  Company.  The Fund  has  elected  to be  taxed as a  regulated investment  company  under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated investment  company,  the Fund is not  subject to  federal  income  tax on the  portion of its net  investment income (that is, taxable  interest,  dividends,  and other taxable ordinary income,  net of expenses,  and net short-term  capital  gain in excess of  long-term  capital  loss) and  capital  gain net income  (that is, the excess  of  net  long-term  capital  gains  over  net  short-term  capital  losses)  that  it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them.  This avoids a "double tax" on that income and capital gains, since  shareholders  normally  will be taxed on the  dividends  and capital  gains they  receive from the Fund
     (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal  Revenue Code  contains a number of complex  tests  relating to  qualification  that the Fund might not meet in a particular  year. If it did not qualify as a regulated  investment  company,  the Fund would be treated for tax  purposes as an ordinary  corporation  and would  receive no tax  deduction  for  payments  made to shareholders.

         To qualify as a regulated  investment  company,  the Fund must  distribute at least 90% of its  investment company  taxable  income (in brief,  net investment  income and the excess of net short-term  capital gain over net long-term  capital  loss) for the taxable  year.  The Fund must also  satisfy  certain  other  requirements  of the
Internal  Revenue Code, some of which are described  below.  Distributions by the Fund made during the taxable year or,  under  specified  circumstances,  within 12 months  after the close of the taxable  year,  will be  considered distributions  of income  and gains for the  taxable  year and will  therefore  count  toward  satisfaction  of the above-mentioned requirement.

         To qualify as a regulated  investment company,  the Fund must derive at least 90% of its gross income from dividends,  interest,  certain payments with respect to securities loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are  directly  related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In  addition  to  satisfying  the   requirements   described   above,  the  Fund  must  satisfy  an  asset
diversification  test in order to qualify  as a  regulated  investment  company.  Under that test,  at the close of each quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's assets must consist of cash and cash  items  (including  receivables),  U.S.  government  securities,  securities  of  other  regulated  investment companies,  and  securities of other  issuers.  As to each of those  issuers,  the Fund must not have invested more than 5% of the value of the Fund's total assets in  securities  of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the value of its total assets may be invested in the  securities of any one issuer (other than U.S.  government  securities and securities of other regulated investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar  trades or  businesses.  For  purposes of this test,  obligations  issued or  guaranteed  by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

              |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue Code, by December 31
each year, the Fund must  distribute 98% of its taxable  investment  income earned from January 1 through  December
31 of that year and 98% of its  capital  gains  realized in the period  from  November 1 of the prior year  through
October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not  distributed.
It is  presently  anticipated  that the Fund will meet those  requirements.  To meet this  requirement,  in certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Directors and the Manager might  determine in a particular year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X|  Taxation  of  Fund  Distributions.  The  Fund  anticipates  distributing  substantially  all  of  its investment  company taxable income for each taxable year.  Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions will be treated as a return of capital to the extent of the  shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If prior distributions  made by the Fund must be  re-characterized  as a  non-taxable  return of  capital  at the end of the fiscal  year as a result of the  effect of the  Fund's  investment  policies,  they will be  identified  as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required  in certain  cases to withhold  and remit to the U.S.  Treasury  31% of ordinary income  dividends  and capital  gains  distributions  and the  proceeds of the  redemption  of shares,  paid to any shareholder (1) who has failed to provide a correct,  certified taxpayer  identification number, (2) who is subject to backup  withholding  for failure to report the receipt of interest or dividend income  properly,  or (3) who has failed  to  certify  to the Fund  that the  shareholder  is not  subject  to backup  withholding  or is an  "exempt recipient" (such as a corporation).

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital gains  distributions  in Class A shares of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made at net asset value  without  sales  charge.  To elect this  option,  the  shareholder  must notify the
Transfer  Agent in writing and must have an existing  account in the fund  selected  for  reinvestment.  Otherwise, the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an  account.  The  investment  will be made at the net asset  value per share in effect at the close of business on the payable date of the dividend or  distribution.  Dividends  and/or  distributions  from shares of certain  other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying
dividends  and  distributions  to  shareholders.   It  also  handles   shareholder   servicing  and  administrative
functions.  It serves as the Transfer  Agent for an annual per account fee. It also acts as  shareholder  servicing agent for the other Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer
Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the Custodian of the Fund's assets.  The  Custodian's  responsibilities  include safeguarding  and controlling the Fund's  portfolio  securities and handling the delivery of such securities to and from the Fund.  It will be the  practice of the Fund to deal with the  Custodian  in a manner  uninfluenced  by any banking  relationship  the  Custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit  insurance.  Those  uninsured  balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements  and perform  other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

   OPPENHEIMER MONEY MARKET FUND, INC.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

OPPENHEIMER MONEY MARKET FUND, INC.:

   We have audited the accompanying statement of assets and liabilities of
Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Money Market Fund, Inc. as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

 KPMG LLP

 Denver, Colorado
 August 21, 2002

STATEMENT OF INVESTMENTS  July 31, 2002
================================================================================

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================
 CERTIFICATES OF DEPOSIT--7.8%
-----------------------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--3.8%

 Citibank NA, 1.82%, 8/6/02                               $20,000,000 $ 20,000,000
-----------------------------------------------------------------------------------
 National Bank of Commerce, Tennessee:
 1.88%, 6/20/03(1)                                         25,000,000   24,997,490
 1.89%, 10/2/02(1)                                         15,000,000   15,000,263
-----------------------------------------------------------------------------------
 Suntrust Bank, 1.955%, 5/23/03                            20,000,000   20,015,405
                                                                      ------------
                                                                        80,013,158

-----------------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--4.0%
 BNP Paribas, Chicago, 2.10%, 10/17/02                     18,000,000   18,000,000
-----------------------------------------------------------------------------------
 BNP Paribas, New York, 1.96%, 11/13/02                    15,000,000   15,000,000
-----------------------------------------------------------------------------------
 Lloyds TSB Bank plc, New York, 1.93%, 8/19/02             10,000,000   10,000,000
-----------------------------------------------------------------------------------
 Nordea Bank Finland plc, New York, 2.10%, 12/12/02        15,000,000   15,000,000
-----------------------------------------------------------------------------------
 Svenska Handelsbanken, NY:
 1.94%, 1/22/03                                            10,000,000   10,000,478
 1.96%, 1/17/03                                            15,000,000   15,000,000
                                                                      ------------
                                                                        83,000,478
                                                                      ------------
 Total Certificates of Deposit (Cost $163,013,636)                     163,013,636

===================================================================================
 DIRECT BANK OBLIGATIONS--12.9%
-----------------------------------------------------------------------------------
 Danske Corp., Series A:
 1.80%, 1/16/03                                            15,000,000   14,874,000
 1.93%, 8/5/02                                              8,000,000    7,998,285
 1.98%, 9/4/02                                             22,000,000   21,958,860
-----------------------------------------------------------------------------------
 Governor & Co. of the Bank of Ireland, 1.83%, 1/10/03(2)  20,000,000   19,835,300
-----------------------------------------------------------------------------------
 Lloyds TSB Bank plc, 1.92%, 8/12/02                       20,000,000   19,988,267
-----------------------------------------------------------------------------------
 Nationwide Building Society:
 1.93%, 8/16/02                                            27,000,000   26,978,288
 1.99%, 12/3/02                                            20,000,000   19,862,911
-----------------------------------------------------------------------------------
 Nordea North America, Inc. (gtd. by Merita Bank plc):
 1.955%, 11/25/02                                          15,000,000   14,905,508
 2.03%, 10/18/02                                           20,000,000   19,912,033
-----------------------------------------------------------------------------------
 Societe Generale North America, 2.23%, 10/2/02            25,000,000   24,903,986
-----------------------------------------------------------------------------------
 Svenska Handelsbanken, Inc., Series S
 (gtd. by Svenska Handelsbanken AG):
 1.85%, 12/18/02                                           15,000,000   14,892,854
 1.97%, 1/9/03                                             15,000,000   14,877,036
-----------------------------------------------------------------------------------
 U.S. Bank NA MN, 2.03%, 10/24/02                          25,000,000   25,000,000
-----------------------------------------------------------------------------------
 U.S. Bank NA MN, North Dakota, 1.73%, 4/30/03(1)          25,000,000   24,989,500
                                                                      ------------
 Total Direct Bank Obligations (Cost $270,976,828)                     270,976,828

===================================================================================
 LETTERS OF CREDIT--1.1%
-----------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial paper of Banco
 Nacional de Comercio Exterior SNC, 2.25%, 9/26/02
 (Cost $22,920,573)                                        23,000,000   22,920,573

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================

 SHORT-TERM NOTES--71.3%
-----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--2.0%
 General Dynamics Corp.:
 2.07%, 9/12/02(2)                                        $15,000,000 $ 14,963,775
 2.07%, 12/30/02(2)                                        17,000,000   16,852,398
 2.17%, 9/16/02(2)                                         10,000,000    9,972,272
                                                                      ------------
                                                                        41,788,445

-----------------------------------------------------------------------------------
 ASSET-BACKED--18.1%
 Barton Capital Corp., 1.80%, 10/7/02(2)                   20,000,000   19,933,000
-----------------------------------------------------------------------------------
 BILLS Securitisation Ltd.:
 2.02%, 11/15/02                                           25,000,000   24,851,305
 2.03%, 10/18/02                                           10,000,000    9,956,017
-----------------------------------------------------------------------------------
 Charta Corp.:
 1.77%, 9/18/02(2)                                         15,000,000   14,964,600
 1.77%, 10/22/02(2)                                        15,000,000   14,939,525
-----------------------------------------------------------------------------------
 Crown Point Capital Co., 1.78%, 12/4/02(2)                15,000,000   14,907,292
-----------------------------------------------------------------------------------
 Edison Asset Securitization LLC, 1.94%, 8/13/02(2)        20,000,000   19,987,067
-----------------------------------------------------------------------------------
 Fairway Finance Corp.:
 2.05%, 11/27/02(2)                                        12,634,000   12,549,106
 2.11%, 10/15/02(2)                                        17,790,000   17,711,798
-----------------------------------------------------------------------------------
 Galaxy Funding, Inc.:
 2.08%, 12/11/02(2)                                        15,000,000   14,885,600
 2.08%, 12/12/02(2)                                         5,000,000    4,961,578
-----------------------------------------------------------------------------------
 GOVCO, Inc.:
 1.76%, 10/25/02(2)                                        15,000,000   14,937,667
 2.10%, 10/15/02(2)                                         5,000,000    4,978,125
-----------------------------------------------------------------------------------
 Greyhawk Funding LLC:
 1.82%, 1/13/03(2)                                          9,000,000    8,924,925
 2.20%, 9/13/02(2)                                         25,000,000   24,934,306
-----------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 1.78%, 1/27/03(2)                                         10,000,000    9,911,494
 2%, 9/6/02(2)                                             10,000,000    9,980,000
 2.02%, 12/2/02(2)                                         31,000,000   30,786,048
 2.05%, 10/18/02(2)                                         6,000,000    5,973,350
-----------------------------------------------------------------------------------
 Neptune Funding Corp., 2.04%, 11/22/02(2)                 25,000,000   24,839,917
-----------------------------------------------------------------------------------
 New Center Asset Trust, 1.79%, 10/10/02                    5,000,000    4,982,597
-----------------------------------------------------------------------------------
 Perry Global Funding LLC, Series A:
 1.83%, 1/14/03(2)                                          8,000,000    7,932,493
 1.84%, 1/16/03(2)                                         11,000,000   10,905,547
-----------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.87%, 12/16/02(2)                                        20,460,000   20,315,956
 2.28%, 9/24/02(2)                                         10,000,000    9,965,800
-----------------------------------------------------------------------------------
 Sheffield Receivables Corp.:
 1.76%, 8/14/02(2)                                          5,000,000    4,996,822
 1.82%, 8/12/02(2)                                         14,500,000   14,491,936
                                                                      ------------
                                                                       378,503,871

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================

 BEVERAGES--0.5%
 Diageo Capital plc, 1.91%, 12/9/02(2)                    $10,000,000 $  9,931,028
-----------------------------------------------------------------------------------
 BROKER-DEALERS--10.4%
 Banc of America Securities LLC, 2.013%, 8/1/02(1)         50,000,000   50,000,000
-----------------------------------------------------------------------------------
 Goldman Sachs Group LP, Promissory Note:
 1.98%, 12/13/02(3)                                        12,000,000   12,000,000
 2.06%, 11/25/02                                           35,000,000   35,000,000
 2.11%, 8/30/02(3)                                          9,000,000    9,000,000
-----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.:
 1.75%, 8/23/02                                            12,000,000   11,987,166
 1.81%, 12/2/02(1)                                         50,000,000   50,000,000
-----------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 1.75%, 1/23/03                                            15,000,000   14,872,396
 1.79%, 4/25/03(1)                                         15,000,000   15,000,000
 1.81%, 1/10/03                                            20,000,000   19,837,100
                                                                      ------------
                                                                       217,696,662
-----------------------------------------------------------------------------------
 CHEMICALS--2.1%
 BASF AG:
 1.945%, 11/18/02(2)                                       20,000,000   19,882,219
 1.96%, 11/21/02(2)                                        25,000,000   24,847,556
                                                                      ------------
                                                                        44,729,775
-----------------------------------------------------------------------------------
 COMMERCIAL FINANCE--2.6%
 Countrywide Home Loans:
 1.83%, 8/5/02                                             20,000,000   19,995,934
 1.83%, 8/16/02                                            20,000,000   19,984,750
-----------------------------------------------------------------------------------
 Private Export Fund Corp., 1.91%, 8/15/02(2)              15,000,000   14,988,858
                                                                      ------------
                                                                        54,969,542
-----------------------------------------------------------------------------------
 CONSUMER FINANCE--3.3%
 American Express Credit Corp., Series B:
 1.827%, 4/25/03(1)                                        15,000,000   15,000,000
 1.83%, 5/7/03(1)                                          25,000,000   25,000,000
-----------------------------------------------------------------------------------
 American General Finance Corp.:
 1.80%, 8/9/02                                             15,000,000   14,994,000
 1.98%, 1/8/03                                             15,000,000   14,868,000
                                                                      ------------
                                                                        69,862,000
-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--1.6%
 GE Capital International Funding, Inc.
 (gtd. by General Electric Capital Corp.), 2%, 11/1/02(2)  10,000,000    9,948,889
-----------------------------------------------------------------------------------
 General Electric Capital Corp., 2.04%, 12/23/02            8,000,000    7,934,720
-----------------------------------------------------------------------------------
 Wells Fargo Financial, Inc., 1.80%, 1/15/03               15,000,000   14,874,750
                                                                      ------------
                                                                        32,758,359

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================

 DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
 SBC International, Inc.:
 1.82%, 8/26/02(2)                                        $10,000,000 $  9,987,361
 1.91%, 9/18/02(2)                                         10,000,000    9,976,600
                                                                      ------------
                                                                        19,963,961
-----------------------------------------------------------------------------------
 FOOD PRODUCTS--1.2%
 Nestle Capital Corp.:
 1.87%, 2/3/03(2)                                          20,000,000   19,806,767
 1.90%, 2/5/03(2)                                           5,000,000    4,950,389
                                                                      ------------
                                                                        24,757,156
-----------------------------------------------------------------------------------
 INSURANCE--10.3%
 General Electric Capital Assurance Co.,
 1.889%, 12/1/03(1,3)                                      37,000,000   37,000,000
-----------------------------------------------------------------------------------
 ING America Insurance Holdings, Inc.:
 1.82%, 1/9/03                                              5,000,000    4,959,303
 1.92%, 8/7/02                                             15,000,000   14,995,200
 1.92%, 8/9/02                                             20,000,000   19,991,466
 1.93%, 8/14/02                                            18,000,000   17,987,455
-----------------------------------------------------------------------------------
 Jackson National Life Insurance Co.:
 1.85%, 8/1/02(1)                                           2,000,000    2,000,000
 1.90%, 3/3/03(1)                                          30,000,000   30,000,000
-----------------------------------------------------------------------------------
 Metropolitan Life Insurance Co., 1.889%, 8/1/02(1)        33,000,000   33,000,000
-----------------------------------------------------------------------------------
 Pacific Life Insurance Co., 1.889%, 2/14/03(1,3)          20,000,000   20,000,000
-----------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 1.86%, 1/31/03(1)    25,000,000   25,000,000
-----------------------------------------------------------------------------------
 Travelers Insurance Co., 1.859%, 10/4/02(1,3)             10,000,000   10,000,000
                                                                      ------------
                                                                       214,933,424
-----------------------------------------------------------------------------------
 LEASING & FACTORING--1.7%
 American Honda Finance Corp.:
 1.82%, 4/9/03(1,4)                                        10,000,000   10,000,000
 1.84%, 6/24/03(1,4)                                       15,000,000   14,998,493
-----------------------------------------------------------------------------------
 Toyota Motor Credit Corp., 2.03%, 10/15/02(2)             10,000,000    9,957,708
                                                                      ------------
                                                                        34,956,201
-----------------------------------------------------------------------------------
 METALS/MINING--0.2%
 Rio Tinto Ltd. (gtd. by Rio Tinto plc and Rio Tinto Ltd.),
 1.75%, 8/28/02(2)                                          5,000,000    4,993,438
-----------------------------------------------------------------------------------
 OIL & GAS--1.9%
 BP Capital Markets plc, 2%, 11/8/02                       20,000,000   19,890,000
-----------------------------------------------------------------------------------
 Chevron UK Investment plc (gtd. by ChevronTexaco Corp.),
 1.95%, 11/7/02(2)                                         10,000,000    9,946,917
-----------------------------------------------------------------------------------
 Shell Finance UK plc, 1.99%, 10/21/02                     10,000,000    9,955,225
                                                                      ------------
                                                                        39,792,142

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================

 PHARMACEUTICALS--3.5%
 GlaxoSmithKline Finance plc, 1.76%, 10/23/02(2)          $15,000,000 $ 14,939,133
-----------------------------------------------------------------------------------
 Wyeth:
 1.88%, 8/1/02(2)                                          15,000,000   15,000,000
 1.89%, 12/20/02(1,2)                                      21,000,000   21,000,000
 1.90%, 8/2/02(2)                                          15,000,000   14,999,208
 1.90%, 9/9/02(2)                                           7,000,000    6,985,592
                                                                      ------------
                                                                        72,923,933
-----------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--10.9%
 Beta Finance, Inc.:
 1.79%, 4/22/03(1,4)                                       20,000,000   19,998,000
 1.87%, 1/6/03(2)                                          20,000,000   19,836,733
 2.25%, 9/23/02(2)                                         15,000,000   14,950,313
-----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A,
 1.80%, 1/15/03                                            12,600,000   12,494,790
-----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series B,
 1.97%, 9/25/02                                            17,700,000   17,646,728
-----------------------------------------------------------------------------------
 Independence Funding LLC, 1.84%, 1/8/03(2)                20,000,000   19,836,444
-----------------------------------------------------------------------------------
 K2 (USA) LLC:
 1.87%, 1/8/03(2)                                           8,600,000    8,528,524
 1.96%, 8/27/02(2)                                         16,091,000   16,068,222
 1.97%, 8/22/02(2)                                         15,000,000   14,982,763
 1.99%, 9/3/02(2)                                          18,000,000   17,967,165
-----------------------------------------------------------------------------------
 LINKS Finance LLC:
 1.85%, 8/1/02(2)                                          30,000,000   30,000,000
 1.87%, 5/15/03(1)                                         25,000,000   24,997,500
-----------------------------------------------------------------------------------
 Long Lane Master Trust 4, 1.86%, 8/8/02(4)                11,721,000   11,716,761
                                                                      ------------
                                                                       229,023,943
                                                                      ------------
 Total Short-Term Notes (Cost $1,491,583,880)                        1,491,583,880
===================================================================================
 U.S. GOVERNMENT AGENCIES--6.9%
-----------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.78%, 8/2/02                                             25,000,000   24,998,764
 2.15%, 8/13/03(5)                                         15,000,000   15,000,000
 2.25%, 8/14/03(5)                                         15,000,000   15,000,000
 6%, 8/15/02                                               25,000,000   25,038,977
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.77%, 8/8/02                                             10,000,000    9,996,558
 1.79%, 8/1/02                                             10,000,000   10,000,000
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.67%, 1/23/03                                            10,000,000    9,918,819
 2%, 4/1/03                                                25,000,000   24,662,500
 6.75%, 8/15/02                                             9,000,000    9,016,649
                                                                      ------------
 Total U.S. Government Agencies (Cost $143,632,267)                    143,632,267

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                         PRINCIPAL           VALUE
                                                            AMOUNT      SEE NOTE 1
===================================================================================

 JOINT REPURCHASE AGREEMENTS--1.1%
-----------------------------------------------------------------------------------
 Individual interest of 4.63% in joint repurchase
 agreement with PaineWebber, Inc., 1.81%, dated
 7/31/02, to be repurchased at $513,825,833 on
 8/1/02, collateralized by Federal Home Loan
 Mortgage Corp., 6%, 3/1/32, with a value of
 $223,603,854 and Federal National Mortgage Assn.,
 5.50%, 6/1/17, with a value of $301,228,060 (Cost
 $23,800,000)                                          $23,800,000  $   23,800,000
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,115,927,184)           101.1%  2,115,927,184
-----------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                        (1.1)    (22,443,421)
                                                            -----------------------
 NET ASSETS                                                  100.0% $2,093,483,763
                                                            =======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY
TRADED ON A DISCOUNT BASIS; THE INTEREST RATE IS THE DISCOUNT RATE RECEIVED BY
THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE
RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $764,649,523, or 36.53% of the
Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Identifies issues considered to be illiquid or restricted--See Note 4 of
Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $56,713,254 or 2.71% of the Fund's net assets as of July 31, 2002.

5. When-issued security to be delivered and settled after July 31, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002
--------------------------------------------------------------------------------

==================================================================================

 ASSETS
 Investments, at value (cost $2,115,927,184)--see
 accompanying statement                                             $2,115,927,184
----------------------------------------------------------------------------------
 Cash                                                                    7,261,658
----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                            9,360,217
 Interest                                                                2,554,528
 Other                                                                     132,687
                                                                    --------------
 Total assets                                                        2,135,236,274

==================================================================================
 LIABILITIES
 Payables and other liabilities:
 Investments purchased on a when-issued basis                           30,000,000
 Shares of capital stock redeemed                                        9,573,703
 Transfer and shareholder servicing agent fees                             821,745
 Dividends                                                                 775,039
 Directors' compensation                                                   365,305
 Shareholder reports                                                       154,831
 Other                                                                      61,888
                                                                    --------------
 Total liabilities                                                      41,752,511

==================================================================================
 NET ASSETS                                                         $2,093,483,763
                                                                    ==============

----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
 Par value of shares of capital stock                               $  209,342,910
----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,884,140,853
                                                                    --------------
 NET ASSETS--applicable to 2,093,429,099 shares of capital
 stock outstanding                                                  $2,093,483,763
                                                                    ==============
==================================================================================
 NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE              $1.00
                                                                             =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002
--------------------------------------------------------------------------------

==================================================================================
 INVESTMENT INCOME

 Interest                                                             $50,350,582

==================================================================================
 EXPENSES
 Management fees                                                        8,271,152
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                          6,113,790
----------------------------------------------------------------------------------
 Shareholder reports                                                      984,914
----------------------------------------------------------------------------------
 Directors' compensation                                                  114,328
----------------------------------------------------------------------------------
 Custodian fees and expenses                                               79,466
----------------------------------------------------------------------------------
 Other                                                                    296,004
                                                                      ------------
 Total expenses                                                        15,859,654
 Less reduction to custodian expenses                                     (39,958)
 Less reimbursement of expenses                                        (3,202,968)
                                                                      ------------
 Net expenses                                                          12,616,728

==================================================================================
 NET INVESTMENT INCOME                                                 37,733,854

==================================================================================
 NET REALIZED GAIN ON INVESTMENTS                                         146,424

==================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $37,880,278
                                                                      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                                            2002           2001
====================================================================================
 OPERATIONS

 Net investment income                                $   37,733,854 $  101,198,342
------------------------------------------------------------------------------------
 Net realized gain                                           146,424         15,568
                                                      ------------------------------
 Net increase in net assets resulting from operations     37,880,278    101,213,910

====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income                    (37,571,861)  (101,198,342)
------------------------------------------------------------------------------------
 Distributions from net realized gain                       (161,993)            --

====================================================================================
 CAPITAL STOCK TRANSACTIONS
 Net increase (decrease) in net assets resulting
 from capital stock transactions                         (34,710,037)   316,422,886

====================================================================================
 NET ASSETS
------------------------------------------------------------------------------------
 Total increase (decrease)                               (34,563,613)   316,438,454
------------------------------------------------------------------------------------
 Beginning of period                                   2,128,047,376  1,811,608,922
                                                      ------------------------------
 End of period                                        $2,093,483,763 $2,128,047,376
                                                      ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                              2002      2001      2000      1999      1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain       .02       .05       .05       .05       .05
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.02)     (.05)     (.05)     (.05)     (.05)
 Distributions from net realized gain               --(1)     --        --        --        --
                                                -----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.02)     (.05)     (.05)     (.05)     (.05)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                  $1.00     $1.00     $1.00     $1.00     $1.00
                                                ===============================================

===============================================================================================
 TOTAL RETURN(2)                                  1.88%     5.32%     5.38%     4.61%     5.03%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)        $2,093    $2,128    $1,812    $1,496    $1,195
-----------------------------------------------------------------------------------------------
 Average net assets (in millions)               $2,006    $1,968    $1,712    $1,371    $1,114
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            1.88%     5.14%     5.27%     4.51%     4.89%
 Expenses                                         0.79%     0.68%     0.78%     0.78%     0.87%(4)
 Expenses, net of reduction to custodian expenses
 and/or reimbursement of expenses                 0.63%     0.68%     0.78%     0.78%     0.87%

1. Less than $0.005 per share.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase commitments of $30,000,000.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by
 $46,493 and payments of $10,121 were made to retired directors, resulting in an accumulated liability of $356,021 as of July 31, 2002.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the
 Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect an increase in paid-in capital of $204,441, a decrease in undistributed net investment income of $161,993, and a decrease in accumulated net realized gain of $42,448.
 Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. CAPITAL STOCK
 The Fund has authorized five billion shares of $.10 par value capital stock.
 Transactions in shares of capital stock were as follows:

                                YEAR ENDED JULY 31, 2002        YEAR ENDED JULY 31, 2001
                                  SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------

 Sold                      3,704,652,506  $3,704,652,506   6,415,157,863  $6,415,157,863
 Dividends and/or
 distributions reinvested     37,188,522      37,188,522      96,411,977      96,411,977
 Redeemed                 (3,776,551,065) (3,776,551,065) (6,195,146,954) (6,195,146,954)
                          ---------------------------------------------------------------
 Net increase (decrease)     (34,710,037) $  (34,710,037)    316,422,886  $  316,422,886
                          ===============================================================

================================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. Under the investment advisory agreement in effect prior to July 30, 2002, the Manager guaranteed that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and brokerage fees, shall not exceed the lesser of 1% of the average annual net assets of the Fund, or 25% of the total annual investment income of the Fund. The Manager had undertaken to pay or refund to the Fund any amount by which such expenses shall exceed these limits. The payment of the management fee at the end of any month was reduced so that at no time would there be any accrued but unpaid liability under this expense limitation. As a result of this agreement, the Fund was reimbursed
 $3,202,968 for the year ended July 31, 2002. A new investment advisory agreement providing the same management fee rates but without this expense limit has been approved by a vote of shareholders during the shareholder meeting effective July 30, 2002. The Fund's management fee for the year ended
 July 31, 2002 (without giving effect to expense reimbursements) was an annualized rate of 0.41%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $27.50 per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets. This undertaking may be amended or withdrawn at any time.

================================================================================
 4. ILLIQUID SECURITIES
 As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2002 was $88,000,000, which represents 4.20% of the Fund's net assets.

                                                    Appendix A

-------------------------------------------------------------------------------------------------------------------
                                         Description of Securities Ratings
-------------------------------------------------------------------------------------------------------------------

Below is a  description  of the two  highest  rating  categories  for  Short  Term  Debt and Long  Term Debt by the
"Nationally-Recognized  Statistical Rating  Organizations" which the Manager evaluates in purchasing  securities on behalf of the Fund. The ratings  descriptions  are based on information  supplied by the ratings  organizations  to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc.  ("Moody's")
-------------------------------------------------------------------------------------------------------------------

The following rating  designations  for commercial  paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine  months),  are judged by Moody's to be  investment  grade,  and  indicate  the relative repayment capacity of rated issuers:

Prime-1:  Superior  capacity for repayment.  Capacity will normally be evidenced by the following  characteristics:
(a) leading  market  positions in  well-established  industries;  (b) high rates of return on funds  employed;  (c)
conservative  capitalization  structures  with  moderate  reliance  on debt and ample asset  protection;  (d) broad
margins  in  earning   coverage  of  fixed  financial   charges  and  high  internal  cash   generation;   and  (e)
well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Strong  capacity for  repayment.  This will  normally be evidenced by many of the  characteristics  cited above  but to a lesser  degree.  Earnings  trends  and  coverage  ratios,  while  sound,  will be more  subject  to
variation.   Capitalization   characteristics,   while  still  appropriate,   may  be  more  affected  by  external
conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal  short-term  obligations are designated "Moody's Investment Grade"
("MIG").  Short-term  notes which have demand  features may also be designated as "VMIG".  These rating  categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent  protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes  strong  credit  quality.  Margins of  protection  are ample  although not as large as in the preceding group.

-------------------------------------------------------------------------------------------------------------------
Standard & Poor's Rating Services ("S&P")

The following  ratings by S&P for commercial  paper (defined by S&P as debt having an original  maturity of no more than 365 days) assess the likelihood of payment:

A-1:  Obligation is rated in the highest category.  The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation  indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat  more  susceptible  to the adverse  effects of changes in  circumstances  and economic conditions than  obligations in higher rating  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is satisfactory.

S&P's ratings for Municipal Notes due in three years or less are:
-

SP-1:  Strong  capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:  Satisfactory  capacity to pay principal  and  interest,  with some  vulnerability  to adverse  financial and economic changes over the term of the notes.

S&P assigns  "dual  ratings"  to all  municipal  debt issues that have a demand or double  feature as part of their provisions.  The first rating  addresses  the  likelihood  of  repayment of principal  and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
-------------------------------------------------------------------------------------------------------------------

("Fitch"):  Fitch assigns the following  short-term  ratings to debt obligations that are payable on demand or have original  maturities  of  generally  up to three  years,  including  commercial  paper,  certificates  of  deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest capacity for timely payment of financial commitments.  May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality.  A satisfactory  capacity for timely payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

Long Term Debt Ratings.

These ratings are relevant for securities  purchased by the Fund with a remaining  maturity of 397 days or less, or for rating issuers of short-term obligations.

-------------------------------------------------------------------------------------------------------------------
Moody's Investors Service, Inc.  ("Moody's")

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged to be the best quality.  They carry the smallest  degree of  investment  risk.  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various  protective elements  are likely to change,  the changes  that can be expected  are most  unlikely to impair the  fundamentally strong position of such issues.

Aa:  Judged  to be of high  quality  by all  standards.  Together  with the "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as with "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the  long-term  risk  appear  somewhat  larger than that of "Aaa"
securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating  classification.  The modifier "1"
indicates that the obligation  ranks in the higher end of its generic rating  category;  the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Rating Services ("S&P")
-------------------------------------------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.  The highest rating assigned by S&P.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  A strong  capacity to meet its financial commitment on the obligation is very strong.

Fitch, Inc. ("Fitch")
-------------------------------------------------------------------------------------------------------------------

AAA:  Highest Credit  Quality.  "AAA" ratings denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial  commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit risk.  They indicate a very strong  capacity for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA"  categories  are not  significantly  vulnerable  to  foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

                                                    APPENDIX B

                                             INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Products
Air Freight & Couriers                             Industrial Conglomerates
Airlines                                           Insurance
Asset Backed Securities                            Internet & Catalog Retail
Auto Components                                    Internet Software & Services
Automobiles                                        Information Technology Consulting & Services
Banks                                              Leasing & Factoring
Beverages                                          Leisure Equipment & Products
Biotechnology                                      Machinery
Broker-Dealer                                      Marine
Building Products                                  Media
Chemicals                                          Metals & Mining
Commercial Finance                                 Multiline Retail
Commercial Services & Supplies                     Multi-Utilities
Communications Equipment                           Municipal
Computers & Peripherals                            Office Electronics
Construction & Engineering                         Oil & Gas
Construction Materials                             Paper & Forest Products
Consulting & Services                              Personal Products
Consumer Finance                                   Pharmaceuticals
Containers & Packaging                             Real Estate
Distributors                                       Repurchase Agreements
Diversified Financials                             Road & Rail
Diversified Telecommunication Services             Semiconductor Equipment & Products
Electric Utilities                                 Software
Electrical Equipment                               Special Purpose Financial
Electronic Equipment & Instruments                 Specialty Retail
Energy Equipment & Services                        Textiles & Apparel
Food & Drug Retailing                              Tobacco
Food Products                                      Trading Companies & Distributors
Foreign Government                                 Transportation Infrastructure
Gas Utilities                                      U.S. Government Agencies - Full Faith and Credit Agencies
Health Care Equipment & Supplies                   U.S. Government Agencies - Government Sponsored Enterprises
Health Care Providers & Services                   U.S. Government Instrumentalities
Hotels Restaurants & Leisure                       U.S. Government Obligations
Household Durables                                 Water Utilities
                                                   Wireless Telecommunication Services

                                                        B-1

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
-------------------------------------------------------------------------------------------------------------------

Internet Website:
WWW.OPPENHEIMERFUNDS.COM
------------------------

Investment Advisor
OppenheimerFunds, Inc.
498 Seventh Avenue
New York, NY 10018

Distributor
OppenheimerFunds Distributor, Inc.
498 Seventh Avenue
New York, NY 10018

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL.OPP (1.800.225.5677)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019-5820

       (OppenheimerFunds logo)

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